UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/2010

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate Form N-CSR will be filed for these series as appropriate.

Dreyfus Global Absolute Return Fund
Dreyfus Total Return Advantage Fund
Global Alpha Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus
Global Absolute
Return Fund

SEMIANNUAL REPORT April 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Financial Futures
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
13	Financial Highlights
16	Notes to Financial Statements
31	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Absolute
Return Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Absolute Return Fund, covering the six-month period from November 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/ return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low risk investments (such as cash instruments) and others seeking high risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by Helen Potter,Vassilis Dagioglu and James Stavena, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Dreyfus Global Absolute Return Fund’s Class A shares produced a total return of 0.76%, Class C shares returned 0.43% and Class I shares returned 0.92%.1 In comparison, the fund’s benchmark, the Citibank 30-Day Treasury Bill Index, produced a total return of 0.03% for the same period.2

An economic and market rebound persisted during the reporting period as investors assessed the durability of the recovery and the potential for continued economic expansion.The fund’s returns were higher than its benchmark, due primarily to overweighted exposure to global stocks and the success of our currency allocation strategy.

The Fund’s Investment Approach

The fund seeks total return through investments in securities and instruments that provide exposure to global stock, bond and currency markets. For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. Our quantitative investment approach is designed to identify and exploit relative misvaluations across and within major developed capital markets such as the United States, Japan and the larger Western European countries.

Fears of Further Economic Deterioration Waned

The reporting period saw the continuation of one of the largest rallies in global equity markets since the 1930s. All types of risky assets rebounded, while sovereign debt securities gave back some of their pre-

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

vious gains, as investors’ risk appetites increased. Offsetting the vigorous rebound in asset prices was the continuation of certain weak economic trends: unemployment remained high, housing starts stood at record lows, and consumer sentiment remained depressed. Greece experienced severe fiscal stress when the marketplace balked at refinancing its substantial debt load. Fears of similar problems spread to other European countries, particularly Portugal and Spain.

Yet, corporate profits rebounded strongly around the world, lifting global stocks despite investors’ economic fears. Contrary to expectations, the economic recovery has been led by the United States. The economies of emerging markets, most notably China, continued to improve at a rapid pace.

Quantitative Process Bolstered Fund Performance

During the reporting period, two of the four alpha-generating signals considered by our investment process contributed positively to the fund’s relative performance.The two signals that generated positive performance more than offset negative returns from the other two alpha sources.

A generally overweighted allocation to global stocks boosted results compared to the benchmark, offsetting the negative effects of an underweight to global bonds. In addition, results from our currency selection models proved favorable. An overweighted position in the high yielding Australian dollar produced positive results, as did underweighted exposure to the euro and British pound.While the fund held no exposure to Greece, that country is a member of the European Union, and its debt crisis affected the euro.

The fund’s country allocations in global equity and bond markets partially offset positive results from our asset allocation and currency strategies. Underweighted allocations to Japan and Australia bolstered returns but were not enough to offset lagging returns from overweighted positions in several European equity markets, particularly France.Within the global bond market, an overweighted position in U.S.Treasury bonds added value, while an underweighted allocation to Japanese government issues subtracted value.

4

Continuing to Seek Relative Value Opportunities

At the start of 2010, corporate profit expectations rose rapidly even as equity markets experienced a sharp selloff. As a result, we established an overweighted position in global stocks and maintained that position through the end of the reporting period.

We have continued to maintain overweighted exposure to global equity markets, where we have found relative value opportunities in certain countries. For example, the European debt crisis negatively affected the United Kingdom’s stock market even though Great Britain is not part of the European Union. Improving profit performance of British stocks relative to other global equity markets led us to increase the fund’s overweighted exposure to this country. Unfolding uncertainty in mainland Europe prompted us to reduce equity positions in Germany and France. Finally, we have continued to hold a significantly overweighted position in U.S. government bonds due to steep yield differences along the maturity spectrum. Conversely, the fund is underweighted in Japanese and European government bond markets.

May 17, 2010

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.
Equity securities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March
1, 2011. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: FactSet – Citigroup 30-Day Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Absolute Return Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.47	$ 11.18	$ 6.23
Ending value (after expenses)	$1,007.60	$1,004.30	$1,009.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.50	$ 11.23	$ 6.26
Ending value (after expenses)	$1,017.36	$1,013.64	$1,018.60

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.25% for
Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2010 (Unaudited)

	Principal
Short-Term Investments—76.7%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.09%, 5/20/10	2,590,000	2,589,850
0.11%, 5/27/10	600,000	599,950
0.13%, 6/24/10	1,500,000	1,499,675
0.14%, 6/3/10	660,000	659,926
0.15%, 6/10/10	335,000 [a]	334,952
0.15%, 7/22/10	3,638,000	3,636,810
0.15%, 7/29/10	1,030,000	1,029,627
Total Short-Term Investments
(cost $10,350,795)		10,350,790

	Face Amount
	Covered by
Purchased Options—.8%	Contracts ($)	Value ($)
Call Options
U.S. Treasury 10 Year Notes
May 2010 @108
(cost $85,273)	11,000 [b]	109,141

Other Investment—22.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,020,000)	3,020,000 [c]	3,020,000

Total Investments (cost $13,456,068)	99.9%	13,479,931
Cash and Receivables (Net)	.1%	11,933
Net Assets	100.0%	13,491,864

a	Held by a broker as collateral for open financial futures positions.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Short-Term/		Purchased Options	.8
Money Market Investments	99.1		99.9
† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF FINANCIAL FUTURES
April 30, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 4/30/2010 ($)
Financial Futures Long
CAC 40 10 Euro	33	1,642,365	May 2010	(98,949)
FTSE 100 Index	21	1,770,304	June 2010	(17,597)
U.S. Treasury 10 Year Notes	50	5,895,313	June 2010	49,559
Financial Futures Short
Euro-Bond	21	(3,486,132)	June 2010	(53,574)
Long Gilt	2	(354,926)	June 2010	(3,623)
Japanese 10 Year Bond	43	(6,387,108)	June 2010	(19,840)
TOPIX	7	(731,943)	June 2010	(52,405)
Gross Unrealized Appreciation				49,559
Gross Unrealized Depreciation				(245,988)

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		10,436,068	10,459,931
Affiliated issuers		3,020,000	3,020,000
Cash			17,018
Unrealized appreciation on forward foreign currency
exchange contracts—Note 4			169,820
Receivable for investment securities sold			16,379
Dividends and interest receivable			489
Prepaid expenses			20,649
			13,704,286
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			12,434
Unrealized depreciation on forward foreign currency
exchange contracts—Note 4			134,012
Payable for futures variation margin—Note 4			28,984
Payable for investment securities purchased			13,098
Accrued expenses			23,894
			212,422
Net Assets ($)			13,491,864
Composition of Net Assets ($):
Paid-in capital			13,452,668
Accumulated investment (loss)—net			(92,714)
Accumulated net realized gain (loss) on investments			279,913
Accumulated net unrealized appreciation (depreciation) on
investments, options transactions and foreign currency
transactions [including ($196,429) net unrealized
(depreciation) on financial futures]			(148,003)
Net Assets ($)			13,491,864

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	9,378,953	1,443,115	2,669,796
Shares Outstanding	781,571	121,884	221,572
Net Asset Value Per Share ($)	12.00	11.84	12.05

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,581
Affiliated issuers	1,691
Total Income	5,272
Expenses:
Management fee—Note 3(a)	69,841
Auditing fees	19,969
Registration fees	17,550
Shareholder servicing costs—Note 3(c)	16,988
Distribution fees—Note 3(b)	5,519
Prospectus and shareholders’ reports	4,460
Legal fees	932
Directors’ fees and expenses—Note 3(d)	833
Custodian fees—Note 3(c)	770
Loan commitment fees—Note 2	258
Miscellaneous	4,999
Total Expenses	142,119
Less—reduction in management fee due to undertaking—Note 3(a)	(44,128)
Less—reduction in fees due to earnings credits—Note 1(c)	(5)
Net Expenses	97,986
Investment (Loss)—Net	(92,714)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2)
Net realized gain (loss) on financial futures	286,193
Net realized gain (loss) on forward foreign currency exchange contracts	217,949
Net Realized Gain (Loss)	504,140
Net unrealized appreciation (depreciation) on investments	(12,100)
Net unrealized appreciation (depreciation) on options transactions	23,868
Net unrealized appreciation (depreciation) on financial futures	(256,462)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(88,182)
Net Unrealized Appreciation (Depreciation) on Investments	(332,876)
Net Realized and Unrealized Gain (Loss) on Investments	171,264
Net Increase in Net Assets Resulting from Operations	78,550

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Operations ($):
Investment (loss)—net	(92,714)	(152,401)
Net realized gain (loss) on investments	504,140	1,027,496
Net unrealized appreciation
(depreciation) on investments	(332,876)	432,432
Net Increase (Decrease) in Net Assets
Resulting from Operations	78,550	1,307,527
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(84,905)
Class C Shares	—	(11,770)
Class I Shares	—	(59,541)
Class T Shares	—	(8,028)
Total Dividends	—	(164,244)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,520,704	6,479,947
Class C Shares	140,355	407,275
Class I Shares	1,304,075	1,402,557
Class T Shares	—	119
Dividends reinvested:
Class A Shares	—	16,538
Class C Shares	—	3,853
Class I Shares	—	11,442
Class T Shares	—	412
Cost of shares redeemed:
Class A Shares	(1,113,012)	(3,024,381)
Class C Shares	(142,918)	(92,410)
Class I Shares	(355,434)	(3,753,216)
Class T Shares	—	(648,088)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	1,353,770	804,048
Total Increase (Decrease) in Net Assets	1,432,320	1,947,331
Net Assets ($):
Beginning of Period	12,059,544	10,112,213
End of Period	13,491,864	12,059,544
Accumulated investment (loss)—net	(92,714)	—

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Capital Share Transactions:
Class Ab
Shares sold	126,576	588,765
Shares issued for dividends reinvested	—	1,523
Shares redeemed	(93,414)	(272,603)
Net Increase (Decrease) in Shares Outstanding	33,162	317,685
Class C
Shares sold	11,758	36,918
Shares issued for dividends reinvested	—	356
Shares redeemed	(12,000)	(8,506)
Net Increase (Decrease) in Shares Outstanding	(242)	28,768
Class I
Shares sold	108,000	126,472
Shares issued for dividends reinvested	—	1,055
Shares redeemed	(29,449)	(341,811)
Net Increase (Decrease) in Shares Outstanding	78,551	(214,284)
Class Tb
Shares sold	—	11
Shares issued for dividends reinvested	—	38
Shares redeemed	—	(59,078)
Net Increase (Decrease) in Shares Outstanding	—	(59,029)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b On the close of business on February 4, 2009, 59,078 Class T shares representing $648,088 were converted to
59,132 Class A shares.

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2010	Year Ended October 31,
Class A Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	11.91	10.75	12.50
Investment Operations:
Investment income (loss)—net[b]	(.08)	(.15)	.12
Net realized and unrealized
gain (loss) on investments	.17	1.48	(1.87)
Total from Investment Operations	.09	1.33	(1.75)
Distributions:
Dividends from investment income—net	—	(.17)	—
Net asset value, end of period	12.00	11.91	10.75
Total Return (%)[c]	.76[d]	12.52	(14.00)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.19[e]	2.65	3.04[e]
Ratio of net expenses to average net assets	1.50[e]	1.50	1.48[e]
Ratio of net investment income (loss)
to average net assets	(1.42)[e]	(1.29)	1.14[e]
Portfolio Turnover Rate	—	—	—
Net Assets, end of period ($ x 1,000)	9,379	8,911	4,630

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2010	Year Ended October 31,
Class C Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	11.79	10.68	12.50
Investment Operations:
Investment income (loss)—net[b]	(.13)	(.22)	.03
Net realized and unrealized
gain (loss) on investments	.18	1.45	(1.85)
Total from Investment Operations	.05	1.23	(1.82)
Distributions:
Dividends from investment income—net	—	(.12)	—
Net asset value, end of period	11.84	11.79	10.68
Total Return (%)[c]	.43[d]	11.64	(14.56)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.01[e]	3.32	4.00[e]
Ratio of net expenses to average net assets	2.25[e]	2.25	2.23[e]
Ratio of net investment income (loss)
to average net assets	(2.17)[e]	(2.03)	.35[e]
Portfolio Turnover Rate	—	—	—
Net Assets, end of period ($ x 1,000)	1,443	1,440	997

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

14

	Six Months Ended
	April 30, 2010	Year Ended October 31,
Class I Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	11.94	10.78	12.50
Investment Operations:
Investment income (loss)—net[b]	(.07)	(.11)	.09
Net realized and unrealized
gain (loss) on investments	.18	1.48	(1.81)
Total from Investment Operations	.11	1.37	(1.72)
Distributions:
Dividends from investment income—net	—	(.21)	—
Net asset value, end of period	12.05	11.94	10.78
Total Return (%)	.92[c]	12.91	(13.76)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.93[d]	2.57	3.12[d]
Ratio of net expenses to average net assets	1.25[d]	1.25	1.23[d]
Ratio of net investment income
(loss) to average net assets	(1.17)[d]	(1.07)	1.03[d]
Portfolio Turnover Rate	—	—	—
Net Assets, end of period ($ x 1,000)	2,670	1,708	3,851

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Absolute Return Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers eleven series, including the fund. The fund’s investment objective seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 448,051 Class A, 56,000 Class C and 56,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

16

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or

18

comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities
U.S. Treasury	—	10,350,790	—	10,350,790
Mutual Funds	3,020,000	—	—	3,020,000
Other Financial
Instruments†	158,700	169,820	—	328,520

Liabilities ($)
Other Financial
Instruments†	(245,988)	(134,012)	—	(380,000)

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

20

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the two-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $67,898 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2009. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2009 was as follows: ordinary income $164,244.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each,

22

a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and
Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed, to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2011, so that the expenses of none of the classes, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, interest on borrowings, shareholder services plan fees, commitment fees and extraordinary expenses, exceed an annual rate of 1.25% of the value of the average daily net assets of their class. The reduction in management fee, pursuant to the undertaking, amounted to $44,128 during the period ended April 30, 2010.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2010, the Distributor retained $719 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net asset of class C shares. During the period ended April 30, 2010, Class C shares were charged $5,519 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their aver-

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

age daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, Class A and Class C shares were charged $11,170 and $1,840, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2010, the fund was charged $341 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2010, the fund was charged $88 pursuant to the cash management agreement which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $5.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2010, the fund was charged $770 pursuant to the custody agreement.

During the period ended April 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

24

$12,244, Rule 12b-1 distribution plan fees $891, shareholder services plan fees $2,235,custodian fees $772,chief compliance officer fees $3,199 and transfer agency per account fees $453, which are offset against an expense reimbursement currently in effect in the amount of $7,360.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

During the period ended April 30, 2010, there were no purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward contracts.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

Affiliated
Investment	Value		Value		Net
Company	10/31/2009 ($)	Purchases ($)	Sales ($)	4/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred Plus
Money Market
Fund	2,434,000	3,311,000	2,725,000	3,020,000	22.4

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are considered to be non-hedge transactions for purposes of this disclosure. The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2010 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2]	158,700	Interest rate risk[1]	(77,037)
Equity risk[1]	—	Equity risk[1]	(168,951)
Foreign exchange risk[3]	169,820	Foreign exchange risk[4]	(134,012)
Gross fair value of
derivatives contracts	328,520		(380,000)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Asset and Liabilities.
2	Outstanding options purchased, at value.
3	Unrealized appreciation on forward foreign currency exchange contracts.
4	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2010 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
		Forward
Underlying risk	Futures[5]	Contracts[6]	Total
Interest Rate	16,341	—	16,341
Equity	269,852	—	269,852
Foreign exchange	—	217,949	217,949
Total	286,193	217,949	504,142

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)[7]
			Forward
Underlying risk	Futures	Options	Contracts	Total
Interest Rate	(114,949)	23,868	—	(91,081)
Equity	(141,513)	—	—	(141,513)
Foreign exchange	—	—	(88,182)	(88,182)
Total	(256,462)	23,868	(88,182)	(320,776)

Statement of Operations location:

5	Net realized gain (loss) on financial futures.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on financial futures, options transactions and forward foreign currency exchange contracts.

26

During the period ended April 30, 2010, the following summarizes the average market value and percentage of average net assets:

	Value ($)	Average Net Assets (%)
Interest rate futures contracts	15,061,625	117.64
Equity futures contracts	5,112,283	39.93
Interest rate options contracts	15,592.12
Forward contracts	10,818,590	84.50

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, interest rate risk and currency risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearing-house, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at April 30, 2010 are set forth in the Statement of Financial Futures.

Options:The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, the values of equities or as a substitute for an investment. The fund is subject to interest rate risk and market risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2010:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 6/16/2010	3,478,359	3,092,990	3,200,488	107,498
Australian Dollar,
Expiring 6/16/2010	200,000	182,788	184,023	1,235

28

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Canadian Dollar,
Expiring 6/16/2010	388,500	384,399	382,467	(1,932)
Canadian Dollar,
Expiring 6/16/2010	330,948	327,438	325,809	(1,629)
Canadian Dollar,
Expiring 6/16/2010	295,200	293,055	290,616	(2,439)
Canadian Dollar,
Expiring 6/16/2010	73,800	73,264	72,654	(610)
Canadian Dollar,
Expiring 6/16/2010	264,500	263,756	260,393	(3,363)
Canadian Dollar,
Expiring 6/16/2010	264,500	264,069	260,393	(3,676)
Canadian Dollar,
Expiring 6/16/2010	65,565	65,656	64,547	(1,109)
Canadian Dollar,
Expiring 6/16/2010	169,435	169,933	166,804	(3,129)
Euro,
Expiring 6/16/2010	37,585	51,733	50,051	(1,682)
Japanese Yen,
Expiring 6/16/2010	24,994,000	276,887	266,201	(10,686)
Japanese Yen,
Expiring 6/16/2010	125,007,149	1,392,302	1,331,400	(60,902)
Japanese Yen,
Expiring 6/16/2010	79,922,605	882,266	851,223	(31,043)
Japanese Yen,
Expiring 6/16/2010	7,856,500	86,848	83,676	(3,172)
Japanese Yen,
Expiring 6/16/2010	7,856,500	86,816	83,676	(3,140)
Swiss Franc,
Expiring 6/16/2010	7,500	7,092	6,973	(119)
Swiss Franc,
Expiring 6/16/2010	317,903	297,302	295,603	(1,699)
Sales:		Proceeds ($)
Australian Dollar,
Expiring 6/16/2010	117,000	105,279	107,653	(2,374)
British Pound,
Expiring 6/16/2010	704,000	1,079,056	1,076,938	2,118
British Pound,
Expiring 6/16/2010	122,600	187,213	187,546	(333)
British Pound,
Expiring 6/16/2010	358,444	547,352	548,327	(975)

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Sales (continued):
British Pound,
Expiring 6/16/2010	171,500	263,471	262,351	1,120
British Pound,
Expiring 6/16/2010	171,500	263,327	262,351	976
British Pound,
Expiring 6/16/2010	55,800	85,956	85,360	596
British Pound,
Expiring 6/16/2010	144,200	221,614	220,589	1,025
Euro,
Expiring 6/16/2010	1,335,405	1,824,526	1,778,310	46,216
Euro,
Expiring 6/16/2010	182,085	243,893	242,476	1,417
Swiss Franc,
Expiring 6/16/2010	34,903	32,524	32,454	70
Swiss Franc,
Expiring 6/16/2010	820,845	765,164	763,266	1,898
Swiss Franc,
Expiring 6/16/2010	297,500	282,282	276,631	5,651
Gross Unrealized
Appreciation				169,820
Gross Unrealized
Depreciation				(134,012)

At April 30, 2010, accumulated net unrealized appreciation on investments was $23,863, consisting of $23,868 gross unrealized appreciation and $5 gross unrealized depreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

30

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 2, 2010, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus, pursuant to which Dreyfus provides the fund with investment management services, and the Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital Management Corporation (the “Sub-Adviser”) (together, the “Agreements”), pursuant to which the Sub-Adviser provides day-to-day management of the fund’s portfolio, for a one-year term ending March 30, 2011.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In approving the continuance of the Agreements, the Board considered all factors that it believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser pursuant to their Agreements. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Fund	31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members also considered the Sub-Adviser’s research and portfolio management capabilities and Dreyfus’ oversight of day-today fund operations, including fund accounting, administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure, as well as Dreyfus’ supervisory activities over the Sub-Adviser. The Board also considered the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ and the Sub-Adviser’s policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail front-end load and no-load global flexible portfolio funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional global flexible portfolio funds (the “Performance Universe”) selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted that the fund’s average annual total return was below the Performance Group and Performance Universe medians for the one-year period ended December 31, 2009 and above the Performance Group and Performance Universe medians for the two-year period ended December 31, 2009, ranking in the first quartile.The Board noted that the Performance Group and Performance Universe were comprised primarily of funds that do not have comparable investment policies as the fund. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the

32

“Expense Universe”), each selected and provided by Lipper.The Board members noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (which had been waived in its entirety during the period under review) was below the Expense Group and Expense Universe medians (the lowest in the Expense Group and Expense Universe) and, due mostly to the relatively small size of the fund, the fund’s expense ratio was above the Expense Group and Expense Universe medians. The Board members noted that Dreyfus agreed, until March 1, 2011, to waive receipt of its fees/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, tax, interest, brokerage commissions, commitments fees on borrowings and extraordinary expenses) exceed 1.25%.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus, the Sub-Adviser or their affiliates by mutual funds and/or separate accounts with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ or the Sub-Adviser’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management and sub-investment advisory fees.

The Board also considered the fee paid to the Sub-Adviser in relation to the fee paid to Dreyfus and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted that the Sub-Adviser’s fee is paid by Dreyfus and not by the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses

The Fund	33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members also considered potential benefits to Dreyfus or the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, respectively, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. It also was noted that Dreyfus did not realize a profit on the fund’s operations.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Agreements. Based

34

on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board concluded that the fund’s performance was appropriate given market conditions and the fund’s investment management policies.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the Agreements was in the best interests of the fund and its shareholders.

The Fund	35

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Total Return
Advantage Fund

SEMIANNUAL REPORT April 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Financial Futures
27	Statement of Securities Sold Short
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
32	Financial Highlights
35	Notes to Financial Statements
50	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Total Return
Advantage Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Total Return Advantage Fund, covering the six-month period from November 1, 2009, through April 30, 2010.

Fixed-income performance continued to favor higher yield over the reporting period as the global economic recovery made headway. Higher-yielding segments of the world and domestic bond markets, such as emerging market sovereign debt and high yield corporate securities, ranked among the global fixed income leaders. In contrast, higher-quality sovereign securities, namely U.S Treasuries, experienced heightened volatility as a result of continued credit crises overseas but posted moderately positive to negative results for the reporting period as investors sought more than principal protection from their investments.

We believe that a long-term, well-balanced asset allocation strategy including a consideration for fixed income instruments outside of the U.S. can help cushion the volatility of the overall global financial markets. If you have not revisited your investment portfolio after the recent market events, we urge you to speak with your financial advisor about positioning your portfolio to better respond to long-term market fundamentals rather than lie susceptible to short-term market technicals.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by David Kwan and Lowell Bennett, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Class A, C and I shares of Dreyfus Total Return Advantage Fund achieved total returns of 2.59%, 2.23% and 2.77%, respectively.1 In comparison, the fund’s benchmark, the Barclays Capital U.S. Aggregate Index (the “Index”), produced a total return of 2.54% for the same period.2

Although US treasury yields rose during the period on signs that the domestic economy was rebounding, the fund posted positive returns as mortgage and corporate bonds performed well with the support of the strengthening economy. The fund’s relative returns approximated that of its benchmark due to favorable results from our core bond positioning, which overweighted spread products, as well as our global currency positioning.

The Fund’s Investment Approach

The fund seeks to maximize total return from capital appreciation and income.To pursue its goal, the fund normally invests primarily in securities and other instruments that provide exposure to fixed income, including those that provide exposure to currency markets.

We employ an active core bond strategy, focused on the US investment grade markets, which accounts for the bulk of the funds returns.We also look to the developed global bond and currency markets for opportunities to add value based on relative value while controlling for risk.

The fund typically will invest in bonds rated investment grade or the unrated equivalent, but we may invest up to 30% of assets in securities rated below investment grade at the time of purchase and up to 30% of its assets in emerging markets, though we have not done so in the past and do not anticipate doing so at this time.

European Debt Crisis Dampened Bond and Currency Markets

Although the U.S. and global economies continued to recover during the reporting period, the rebound so far has proved to be milder than

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

most past recoveries.The beneficial effects of improving manufacturing activity and an apparent bottoming of housing prices were offset to a degree by negative influences, including stubbornly high unemployment and foreclosure rates. In addition, the global recovery has been uneven across regional markets. The United States has led the developed world out of recession, while Europe has struggled with heavy debt loads in some of its peripheral markets, most notably Greece.

Although mortgage-backed securities fared well for much of the reporting period, they gave back some of their previous gains when the Federal Reserve Board ended its mortgage purchasing program. U.S. Treasury securities trailed market averages as investors preferred riskier assets in the low interest-rate environment.

Currency markets expectedly were affected by the European debt crisis, with the euro declining relative to the U.S. dollar. Currencies of natural resource-producing countries such as Australia, however, gained value as commodity prices and local interest rates climbed.

Core Bond, Currency Strategies Drove Fund Performance

The fund’s core U.S. bond strategy, which comprises the lion’s share of its assets, fared particularly well despite a modest increase in market rates. A relatively short average duration at the start of the reporting period helped reduce the fund’s sensitivity to rising interest rates. An emphasis on higher yielding market sectors, including short-duration corporate bonds, commercial mortgage-backed securities and asset-backed securities, also bolstered relative performance.

Our currency strategy added value due to underweight exposure to the struggling euro and overweight positions in the Australian dollar and, to a lesser degree, the Japanese yen.The fund’s global bond strategy had relatively little impact on the fund’s results during the reporting period.

Positioned for Continued Economic Recovery

As of the reporting period’s end, the U.S. and global economic recoveries have persisted albeit with more uncertainty in the euro region. Therefore, in our core strategy, we have maintained overweight positions in higher yielding segments of the U.S. bond market, which

4

appear to have room for further gains as business conditions continue to improve. However, as treasury rates have risen, we have adjusted the fund’s average duration in the United States closer to a neutral position but with an overweight to the intermediate part of the curve.

Our currency strategy has continued to maintain relatively light exposure to the euro and the British pound, and we have reduced the fund’s exposure to the U.S. dollar in favor of Australian, Canadian and Japanese currency exposure. Finally, our global bond strategy has emphasized U.S.Treasury securities over government bonds in Europe and Japan. In our view, these strategies position the fund well for the next phase of the global economic cycle.

May 17, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund's prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2011, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S. Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Total Return Advantage Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.52	$ 8.27	$ 3.27
Ending value (after expenses)	$1,025.90	$1,022.30	$1,027.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.51	$ 8.25	$ 3.26
Ending value (after expenses)	$1,020.33	$1,016.61	$1,021.57

† Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.65% for Class C and .65% for Class
I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—114.9%	Rate (%)	Date	Amount ($)		Value ($)
Aerospace & Defense—.1%
Northrop Grumman Systems,
Gtd. Notes	7.13	2/15/11	20,000		20,953
United Technologies,
Sr. Unscd. Notes	6.13	7/15/38	35,000		39,281
					60,234
Agriculture—.6%
Altria Group,
Gtd. Notes	9.95	11/10/38	50,000		67,910
Altria Group,
Gtd. Notes	10.20	2/6/39	110,000		151,981
Reynolds American,
Gtd. Notes	7.63	6/1/16	75,000		84,439
UST,
Sr. Unscd. Notes	6.63	7/15/12	25,000		27,208
					331,538
Asset—Backed Certificates—1.1%
CNH Equipment Trust,
Ser. 2007-B, Cl. A3B	0.85	10/17/11	6,084	[a]	6,085
SLM Student Loan Trust,
Ser. 2007-2, Cl. A2	0.32	7/25/17	300,626	[a]	298,437
SLM Student Loan Trust,
Ser. 2003-7, Cl. A4	0.46	3/15/19	355,836	[a]	355,680
					660,202
Asset-Backed Ctfs./
Auto Receivables—.8%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A4A	5.55	4/7/14	50,000		52,330
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A4A	5.56	6/6/14	65,000		67,928
Chase Manhattan Auto Owner Trust,
Ser. 2006-B, Cl. A4	5.11	4/15/14	61,871		62,812
Nissan Auto Receivables Owner
Trust, Ser. 2007-B, Cl. A4	5.16	3/17/14	250,000		260,282
					443,352
Asset-Backed Ctfs./Credit Cards—4.4%
American Express Credit Account
Master Trust, Ser. 2005-5,
Cl. A	0.29	2/15/13	200,000	[a]	199,985

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Credit Cards (continued)
Bank of America Credit Card Trust,
Ser. 2006-A9, Cl. A9	0.26	2/15/13	750,000	[a]	749,674
Bank One Issuance Trust,
Ser. 2004-A7, Cl. A7	0.37	5/15/14	226,000	[a]	225,819
Capital One Multi-Asset Execution
Trust, Ser. 2006-A10, Cl. A10	5.15	6/16/14	80,000		84,339
Chase Issuance Trust,
Ser. 2005-A13, Cl. A13	0.29	2/15/13	300,000	[a]	299,857
Chase Issuance Trust,
Ser. 2006-A1, Cl. A	0.29	4/15/13	250,000	[a]	249,804
Chase Issuance Trust,
Ser. 2007-A10, Cl. A10	0.29	6/16/14	114,000	[a]	113,601
Chase Issuance Trust,
Ser. 2005-A10, Cl. A10	4.65	12/17/12	100,000		101,894
Discover Card Master Trust I,
Ser. 2006-2, Cl. A2	0.28	1/16/14	318,000	[a]	317,007
MBNA Credit Card
Master Note Trust,
Ser. 2002-A3, Cl. A3	0.49	9/15/14	200,000	[a]	200,053
					2,542,033
Asset-Backed Ctfs./
Home Equity Loans—.1%
Residential Asset Mortgage
Products, Ser. 2003-RZ4, Cl. A7	4.79	6/25/33	67,477	[a]	66,819
Automotive—.3%
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	70,000		88,862
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	100,000		109,125
					197,987
Banks—5.3%
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	65,000		66,391
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	40,000		40,550
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	40,000		40,927
Bank One,
Sub. Notes	7.88	8/1/10	100,000		101,768

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Banks (continued)
BB&T,
Sub. Notes	6.50	8/1/11	100,000	105,395
Citigroup,
Sub. Notes	5.00	9/15/14	30,000	30,397
Citigroup,
Sr. Unscd. Notes	5.13	5/5/14	50,000	51,615
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	150,000	158,510
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	164,000	174,015
Citigroup,
Sr. Unscd. Notes	6.00	8/15/17	50,000	51,845
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	75,000	78,046
Citigroup,
Sr. Unscd. Notes	6.50	1/18/11	20,000	20,701
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	26,000	27,400
Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000	15,681
Deutsche Bank AG London,
Sr. Unscd. Notes	5.38	10/12/12	50,000	54,002
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	10,000	11,078
European Investment Bank,
Notes	2.00	2/10/12	150,000	152,822
European Investment Bank,
Sr. Unscd. Notes	3.00	4/8/14	150,000	154,407
Fifth Third Bancorp,
Sr. Unscd. Notes	6.25	5/1/13	30,000	32,529
Goldman Sachs Group,
Sr. Unscd. Notes	5.70	9/1/12	50,000	53,165
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	26,000	26,711
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	65,000	67,439
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	100,000	111,212
HSBC Bank USA,
Sub. Notes	4.63	4/1/14	100,000	105,221

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Banks (continued)
HSBC Holdings,
Sub. Notes	5.25	12/12/12	50,000	53,634
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	37,796
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	50,000	55,585
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	25,000	27,869
Key Bank,
Sub. Notes	7.00	2/1/11	50,000	52,169
Morgan Stanley,
Sub. Notes	4.75	4/1/14	85,000	86,793
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	50,000	52,920
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	150,000	160,462
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	75,000	79,641
Morgan Stanley,
Sr. Unscd. Notes	6.75	4/15/11	25,000	26,172
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000	15,591
Suntrust Bank,
Sub. Notes	6.38	4/1/11	175,000	182,752
US Bancorp,
Sr. Unscd. Notes, Ser. P	4.50	7/29/10	10,000	10,087
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	26,709
Wells Fargo & Co.,
Sr. Unscd. Notes	5.25	10/23/12	20,000	21,554
Wells Fargo & Co.,
Sr. Unscd. Notes	5.30	8/26/11	30,000	31,490
Wells Fargo & Co.,
Sr. Unscd. Notes	5.38	2/7/35	25,000	23,918
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	55,000	59,321
Wells Fargo Bank,
Sub. Notes	6.45	2/1/11	175,000	182,316

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Banks (continued)
Wells Fargo Capital X,
Gtd. Cap. Secs.	5.95	12/1/86	150,000		138,436
					3,057,042
Building & Construction—.2%
CRH America,
Gtd. Notes	6.00	9/30/16	100,000		109,592
Chemicals-Fibers &
Diversified—.1%
Rohm and Haas,
Sr. Unscd. Notes	6.00	9/15/17	75,000		80,916
Commercial Mortgage
Pass-Through Ctfs.—6.8%
Banc of America Commercial
Mortgage, Ser. 2005-1, Cl. A4	5.05	11/10/42	200,000	[a]	207,884
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-PW16, Cl. A4	5.72	6/11/40	250,000	[a]	255,007
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6,
Cl. A2	6.46	10/15/36	500,000		531,471
Capital One Multi-Asset Execution
Trust, Ser. 2004-A7,
Cl. A7	0.40	6/16/14	761,000	[a]	758,558
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C1,
Cl. A3	5.38	2/15/40	250,000		236,867
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	250,000	[a]	256,798
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	5.82	6/15/38	100,000	[a]	103,369
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2004-GG2,
Cl. A3	4.60	8/10/38	133,605		134,967
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2005-GG4,
Cl. A4	4.76	7/10/39	450,000		458,716

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
JPMorgan Chase Commercial Mortgage
Securities, Ser. 2004-CB8,
Cl. A1A	4.16	1/12/39	258,577	[b]	259,475
JPMorgan Chase Commercial Mortgage
Securities, Ser. 2005-LDP3,
Cl. A4A	4.94	8/15/42	102,000	[a]	105,742
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000		99,817
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.91	6/12/46	100,000	[a]	106,039
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000	[a]	114,497
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AJ	5.47	3/12/44	65,000	[a]	58,805
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A1	4.18	3/12/35	87,179		89,947
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	18,149		18,489
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C8, Cl. A3	4.45	11/15/35	150,000		152,261
					3,948,709
Consumer Discretionary—.3%
Fortune Brands,
Sr. Unscd. Notes	5.13	1/15/11	65,000		66,777
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	100,000		114,483
Newell Rubbermaid,
Sr. Unscd. Notes	4.00	5/1/10	15,000		15,000
					196,260
Diversified Financial Services—3.4%
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	250,000		285,144
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000		16,629
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	10,000		10,180

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Diversified Financial
Services (continued)
Bear Stearns,
Sr. Unscd. Notes	5.70	11/15/14	100,000	109,838
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000	11,080
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	10,000	11,187
Capital One Capital V,
Gtd. Notes	10.25	8/15/39	110,000	132,687
Caterpillar Financial Service,
Sr. Unscd. Notes	4.30	6/1/10	50,000	50,134
Credit Suisse USA,
Sr. Unscd. Notes	4.88	8/15/10	50,000	50,591
Credit Suisse USA,
Gtd. Notes	4.88	1/15/15	50,000	53,576
Credit Suisse USA,
Gtd. Notes	6.13	11/15/11	110,000	117,636
Credit Suisse USA,
Gtd. Notes	6.50	1/15/12	100,000	108,570
General Electric Capital,
Sr. Unscd. Notes	5.40	2/15/17	50,000	53,115
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	130,000	128,933
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	100,000	108,691
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	50,000	55,763
HSBC Finance,
Sr. Unscd. Notes	5.25	4/15/15	50,000	53,177
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	150,000	160,985
HSBC Finance,
Sr. Unscd. Notes	8.00	7/15/10	10,000	10,138
Lehman Brothers Holdings,
Jr. Sub. Notes	6.50	7/19/17	20,000 [c,d]	75
MBNA,
Sr. Unscd. Notes	5.00	6/15/15	50,000	50,553
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	2/5/13	250,000	266,066

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Diversified Financial
Services (continued)
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000	21,025
Merrill Lynch & Co.,
Notes	6.88	4/25/18	100,000	107,862
				1,973,635
Diversified Metals & Mining—1.8%
Alcoa,
Sr. Unscd. Notes	5.55	2/1/17	29,000	29,399
Alcoa,
Sr. Unscd. Notes	7.38	8/1/10	25,000	25,352
BHP Billiton Finance USA,
Gtd. Bonds	5.00	12/15/10	75,000	77,018
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.25	4/1/15	450,000	490,433
Newmont Mining,
Gtd. Notes	5.13	10/1/19	100,000	103,279
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	125,000	138,219
Vale Overseas,
Gtd. Notes	6.25	1/23/17	110,000	120,911
Vale Overseas,
Gtd. Notes	6.88	11/21/36	50,000	52,616
				1,037,227
Electric Utilities—2.8%
Ameren Energy Generating,
Sr. Unscd. Notes, Ser. H	7.00	4/15/18	25,000	26,910
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 05-C	5.38	12/15/15	35,000	39,040
Constellation Energy Group,
Sr. Unscd. Notes	7.60	4/1/32	50,000	59,307
Dominion Resources,
Sr. Unscd. Notes, Ser. F	5.25	8/1/33	48,000	51,948
Dominion Resources,
Sr. Unscd. Notes, Ser. B	5.95	6/15/35	50,000	52,313
DTE Energy,
Sr. Unscd. Notes	7.05	6/1/11	75,000	79,118
Duke Energy Carolinas,
Sr. Unscd. Notes	6.25	1/15/12	50,000	54,220

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Electric Utilities (continued)
Duke Energy,
Sr. Unscd. Notes	6.30	2/1/14	100,000	112,352
Enersis SA,
Unscd. Notes	7.40	12/1/16	75,000	85,239
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	50,000	52,850
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	50,000	53,495
FPL Group Capital,
Gtd. Notes	7.88	12/15/15	100,000	122,017
Indiana Michigan Power,
Sr. Unscd. Notes	7.00	3/15/19	50,000	57,525
Nevada Power,
Mortgage Notes	7.13	3/15/19	50,000	57,970
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	50,000	53,250
Pacificorp,
First Mortgage Bonds	5.65	7/15/18	75,000	82,819
PG&E,
Sr. Unscd. Notes	5.75	4/1/14	100,000	109,999
Progress Energy,
Sr. Unscd. Notes	7.10	3/1/11	150,000	157,277
PSEG Power,
Gtd. Notes	7.75	4/15/11	100,000	106,228
SCANA,
Sr. Unscd. Notes	6.88	5/15/11	50,000	52,650
Southern California Edison,
First Mortgage Bonds,
Ser. 05-A	5.00	1/15/16	35,000	38,262
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	50,000	53,813
SouthWestern Public Service,
Sr. Unscd. Notes, Ser. G	8.75	12/1/18	50,000	63,598
				1,622,200
Food & Beverages—2.0%
Anheuser-Busch,
Gtd. Notes	6.00	4/15/11	50,000	52,247
Bottling Group,
Gtd. Notes	6.95	3/15/14	100,000	116,544

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Food & Beverages (continued)
Coca-Cola Enterprises,
Sr. Unscd. Debs.	8.50	2/1/22	50,000	65,891
Coca-Cola,
Sr. Unscd. Notes	5.35	11/15/17	100,000	111,566
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	90,000	97,459
H.J. Heinz,
Gtd. Notes	6.63	7/15/11	50,000 [a]	53,268
Kellogg,
Sr. Unscd. Notes	5.13	12/3/12	100,000	109,285
Kraft Foods,
Sr. Unscd. Notes	5.63	8/11/10	30,000	30,412
Kraft Foods,
Sr. Unscd. Notes	5.63	11/1/11	120,000	127,137
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	100,000	110,635
Kroger,
Gtd. Notes	6.80	4/1/11	60,000	62,995
Pepsico,
Sr. Unscd. Notes	5.15	5/15/12	25,000	26,955
Safeway,
Sr. Unscd. Notes	6.50	3/1/11	70,000	73,151
Sara Lee,
Sr. Unscd. Notes	6.25	9/15/11	100,000	106,162
				1,143,707
Foreign/Governmental—.7%
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	100,000	110,000
Federal Republic of Brazil,
Unscd. Bonds	10.13	5/15/27	25,000	37,125
Province of Manitoba Canada,
Sr. Unscd. Debs.,
Ser. FH	4.90	12/6/16	5,000	5,463
Republic of Italy,
Sr. Unscd. Notes	5.38	6/15/33	50,000	50,467
Republic of Italy,
Sr. Unscd. Notes	6.88	9/27/23	50,000	57,973

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
Republic of Peru,
Sr. Unscd. Bonds	8.75	11/21/33	36,000		47,700
United Mexican States,
Notes	5.95	3/19/19	56,000		60,536
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	50,000		56,500
					425,764
Health Care—1.4%
Abbott Laboratories,
Sr. Unscd. Notes	5.60	5/15/11	50,000		52,496
Abbott Laboratories,
Sr. Unscd. Notes	6.15	11/30/37	50,000		56,003
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000		16,673
Astrazeneca,
Sr. Unscd. Notes	5.40	6/1/14	75,000		83,474
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	10,000		11,342
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	80,000		92,004
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	40,000		42,398
Merck & Co.,
Sr. Unscd. Notes	4.38	2/15/13	100,000		107,384
Merck & Co.,
Gtd. Notes	6.50	12/1/33	50,000	[a]	57,990
Pfizer,
Sr. Unscd. Notes	7.20	3/15/39	50,000		62,264
UnitedHealth Group,
Sr. Unscd. Notes	5.25	3/15/11	20,000		20,705
UnitedHealth Group,
Sr. Unscd. Notes	5.38	3/15/16	26,000		27,719
Wyeth,
Gtd. Notes	5.50	2/1/14	100,000		111,029
Wyeth,
Gtd. Notes	6.95	3/15/11	50,000	[a]	52,761
					794,242

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Industrial—.2%
Honeywell International,
Sr. Unscd. Notes	5.00	2/15/19	100,000	106,687
Waste Management,
Sr. Unscd. Notes	7.38	8/1/10	20,000	20,310
				126,997
Media—.7%
Comcast Cable Holdings,
Gtd. Notes	9.80	2/1/12	25,000	28,284
Comcast,
Gtd. Notes	5.45	11/15/10	50,000	51,138
Comcast,
Gtd. Notes	6.30	11/15/17	30,000	33,302
Comcast,
Gtd. Notes	6.95	8/15/37	20,000	22,347
Grupo Televisa,
Sr. Unscd. Notes	6.63	3/18/25	10,000	10,731
News America,
Gtd. Notes	6.15	3/1/37	110,000	112,994
Time Warner,
Gtd. Notes	7.63	4/15/31	20,000	23,306
Viacom,
Sr. Unscd. Notes	6.25	4/30/16	100,000	112,347
				394,449
Oil & Gas—1.9%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	100,000	111,155
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	50,000	57,937
Devon Financing,
Gtd. Notes	6.88	9/30/11	35,000	37,676
Encana,
Sr. Unscd. Notes	6.50	2/1/38	25,000	27,382
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	50,000	54,793
Hess,
Sr. Unscd. Notes	8.13	2/15/19	75,000	93,386
KeySpan,
Sr. Unscd. Notes	7.63	11/15/10	50,000	51,807
Marathon Oil,
Sr. Unscd. Notes	6.50	2/15/14	125,000	141,227

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Oil & Gas (continued)
Nabors Industries,
Gtd. Notes	9.25	1/15/19	100,000	126,700
Nexen,
Sr. Unscd. Notes	6.40	5/15/37	25,000	26,489
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	3/1/18	35,000	36,349
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	25,000	26,706
Sempra Energy,
Sr. Unscd. Notes	6.15	6/15/18	50,000	55,244
Shell International Finance,
Gtd. Notes	6.38	12/15/38	50,000	56,867
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	25,000	26,994
Transocean,
Sr. Unscd. Notes	6.00	3/15/18	90,000	98,687
XTO Energy,
Sr. Unscd. Notes	5.90	8/1/12	20,000	21,966
XTO Energy,
Sr. Unscd. Notes	6.10	4/1/36	50,000	55,940
				1,107,305
Paper & Paper Related—.2%
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	100,000	118,841
Pipelines—1.1%
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000	37,292
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	2/1/15	100,000	109,851
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.80	3/15/35	110,000	107,375
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.95	2/15/18	50,000	54,773
ONEOK Partners,
Gtd. Notes	8.63	3/1/19	100,000	125,708
Oneok,
Sr. Unscd. Notes	6.00	6/15/35	110,000	108,531
Trans-Canada Pipelines,
Sr. Unscd. Notes	4.00	6/15/13	50,000	52,516

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pipelines (continued)
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	50,000	62,478
				658,524
Property & Casualty Insurance—1.4%
Ace INA Holdings,
Gtd. Notes	5.88	6/15/14	15,000	16,691
Aflac,
Sr. Unscd. Notes	8.50	5/15/19	50,000	61,359
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	50,000	49,165
American International Group,
Sr. Unscd. Notes	5.05	10/1/15	50,000	47,223
Berkshire Hathaway,
Gtd. Notes	5.40	5/15/18	50,000	53,998
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	50,000	52,804
Metlife,
Sr. Unscd. Notes	5.70	6/15/35	50,000	49,675
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	145,000	154,983
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	50,000	56,939
Progressive,
Sr. Unscd. Notes	6.25	12/1/32	16,000	16,810
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	185,000	198,156
Prudential Financial,
Sr. Unscd. Notes	5.70	12/14/36	50,000	49,024
Travelers,
Sr. Unscd. Notes	5.80	5/15/18	20,000	21,686
				828,513
Retail—1.0%
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	85,000	89,787
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000	109,652
Home Depot,
Sr. Unscd. Notes	4.63	8/15/10	120,000	121,354
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	100,000	109,824

20

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Retail (continued)
Lowe’s Companies,
Sr. Unscd. Notes	8.25	6/1/10	25,000		25,111
McDonald’s,
Sr. Unscd. Notes	5.35	3/1/18	75,000		83,274
Target,
Sr. Unscd. Notes	6.50	10/15/37	50,000		56,696
					595,698
State/Territory
General Obligations—.1%
State of California
Build America Taxable
Various Purpose, Bonds	7.55	4/1/39	20,000		22,103
State of California Taxable
Various Purpose, Bonds	5.45	4/1/15	20,000		21,025
					43,128
Technology—.8%
Electronic Data Systems,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	100,000	[a]	112,270
International Business Machines,
Sr. Unscd. Notes	4.95	3/22/11	50,000		51,825
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	100,000		112,799
Oracle,
Sr. Unscd. Notes	5.00	1/15/11	50,000		51,537
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	100,000		111,923
Xerox,
Sr. Unscd. Notes	7.13	6/15/10	25,000		25,149
					465,503
Telecommunications—1.9%
America Movil,
Gtd. Notes	6.38	3/1/35	10,000		10,322
AT&T,
Gtd. Notes	8.00	11/15/31	150,000	[a]	185,907
BellSouth,
Sr. Unscd. Notes	6.00	10/15/11	100,000		106,849
British Telecommunications,
Sr. Unscd. Notes	9.13	12/15/10	65,000	[a]	68,148
CenturyTel,
Sr. Unscd. Notes, Ser. H	8.38	10/15/10	22,000		22,735

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Telecommunications (continued)
Cisco Systems,
Sr. Unscd. Notes	5.25	2/22/11	25,000	25,927
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	50,000	52,607
Deutsche Telekom International
Finance, Gtd. Bonds	8.50	6/15/10	50,000 [a]	50,419
Deutsche Telekom International
Finance, Gtd. Bonds	9.25	6/1/32	20,000	27,420
Motorola,
Sr. Unscd. Notes	7.63	11/15/10	50,000	51,619
New Cingular Wireless Services,
Sr. Unscd. Notes	7.88	3/1/11	25,000	26,452
New Cingular Wireless Services,
Gtd. Notes	8.13	5/1/12	25,000	28,259
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	100,000	105,372
Telecom Italia Capital,
Gtd. Notes	6.20	7/18/11	50,000	52,419
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	50,000	51,249
Verizon Communications,
Sr. Unscd. Notes	6.40	2/15/38	50,000	53,719
Verizon Communications,
Sr. Unscd. Notes	7.25	12/1/10	50,000	51,916
Verizon New York,
Sr. Unscd. Notes, Ser. A	6.88	4/1/12	50,000	54,384
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	50,000	52,193
				1,077,916
Transportation—.6%
Burlington North Santa Fe,
Sr. Unscd. Notes	5.75	3/15/18	75,000	81,867
Burlington North Santa Fe,
Sr. Unscd. Notes	7.13	12/15/10	20,000	20,796
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	50,000	62,470

22

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Transportation (continued)
CSX,
Sr. Unscd. Notes	6.75	3/15/11	20,000	20,954
Norfolk Southern,
Sr. Unscd. Notes	6.75	2/15/11	50,000	52,077
Norfolk Southern,
Sr. Unscd. Bonds	7.90	5/15/97	50,000	62,005
Union Pacific,
Sr. Unscd. Bonds	5.45	1/31/13	20,000	21,807
Union Pacific,
Sr. Unscd. Notes	6.65	1/15/11	50,000	51,932
				373,908
U.S. Government Agencies/
Mortgage-Backed—67.2%
Federal Home Loan Mortgage Corp.:
5.50%			260,000 [e,f]	274,666
6.00%			500,000 e.f	538,281
4.50%, 12/1/19			487,823 [e]	514,344
4.98%, 6/1/38			271,589 [a,e]	286,560
5.00%, 11/1/19—7/1/35			662,084 [e]	698,964
5.50%, 12/1/27—5/1/37			2,159,403 [e]	2,289,906
5.63%, 2/1/37			36,518 [a,e]	38,847
5.67%, 2/1/37			42,344 [a,e]	44,754
5.86%, 1/1/37			41,923 [a,e]	44,489
6.00%, 5/15/14—9/1/34			176,894 [e]	190,536
6.50%, 8/1/12—8/1/32			622,407 [e]	683,106
7.00%, 1/1/36			100,764 [e]	112,218
Notes, 2.20%, 12/17/13			500,000 [e]	498,599
Notes, 2.88%, 2/9/15			2,000,000 [e]	2,023,000
Notes, 5.10%, 8/19/19			1,000,000 [e]	1,013,182
Federal National Mortgage Association:
4.00%			2,270,000 [e,f]	2,298,042
4.50%			3,510,000 [e,f]	3,572,265
5.00%			4,120,000 [e,f]	4,277,329
5.50%			930,000 [e,f]	979,697
6.00%			3,960,000 [e,f]	4,244,163
5.67%, 4/1/37			54,372 [a,e]	57,445
5.78%, 9/1/38			204,365 [a,e]	216,997
2.87%, 12/1/34			102,672 [a,e]	106,723

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association (continued):
4.00%, 4/1/19	322,512 [e]	335,358
4.50%, 7/1/20—6/1/29	973,320 [e]	1,021,237
5.00%, 9/1/29—10/1/33	512,925 [e]	536,775
5.50%, 7/1/17—2/1/37	1,649,258 [e]	1,755,033
5.53%, 10/1/37	158,039 [a,e]	166,216
6.00%, 11/1/16—1/1/36	1,869,310 [e]	2,020,394
6.50%, 7/1/33—8/1/38	514,686 [e]	559,074
7.00%, 4/1/32	55,249 [e]	61,869
Unscd. Notes, 3.30%, 7/30/14	1,000,000 [e]	1,007,028
Government National Mortgage Association I:
5.50%	170,000 [f]	180,492
4.00%, 6/15/39—7/15/39	688,192	679,288
4.50%, 6/15/39—10/15/39	2,915,300	2,967,411
5.00%, 11/15/35—5/15/39	2,274,979	2,382,565
5.50%, 2/15/33—4/15/38	386,114	412,652
		39,089,505
U.S. Government Securities—5.6%
U.S. Treasury Bonds:
4.75%, 2/15/37	1,400,000	1,461,032
6.25%, 5/15/30	295,000	369,902
7.63%, 2/15/25	1,000,000	1,383,906
U.S. Treasury Notes
4.88%, 7/31/11	40,000	42,159
		3,256,999
Total Bonds and Notes
(cost $65,053,728)		66,828,745

Short-Term Investments—.1%
U.S. Treasury Bills;
0.15%, 6/10/10
(cost $74,988)	75,000 [g]	74,989

24

Other Investment—11.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,404,000)	6,404,000 [h]	6,404,000

Total Investments (cost $71,532,716)	126.0%	73,307,734
Liabilities, Less Cash and Receivables	(26.0%)	(15,112,888)
Net Assets	100.0%	58,194,846

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, this security had a total market value of $259,475 or .4% of net assets.
c Non-income producing—security in default.
d Issuer filed for bankruptcy.
e On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.
As such, the FHFA will oversee the continuing affairs of these companies.
f Purchased on a forward commitment basis.
g Held by a broker as collateral for open financial futures positions.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)		Value (%)
U.S. Government & Agencies	72.8	Foreign/Governmental	.7
Corporate Bonds	28.1	State/Government General Obligations	.1
Asset/Mortgage-Backed	13.2
Short-Term/Money Market Investments	11.1		126.0

† Based on net assets.
See notes to financial statements.

The Fund	25

STATEMENT OF FINANCIAL FUTURES
April 30, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 4/30/2010 ($)
Financial Futures Long
5 Year Swap Future	45	4,770,000	June 2010	37,171
Australian 10 Year Bonds	12	1,140,587	June 2010	(6,572)
Canadian 10 Year Bonds	9	1,046,394	June 2010	665
Euro-Bobl	14	2,199,553	June 2010	24,279
Euro Dollar	2	494,500	March 2011	4,018
Euro Dollar	3	746,475	June 2010	305
Euro Dollar	1	246,475	June 2011	2,122
Euro Dollar	1	248,475	September 2010	1,347
Euro Dollar	1	245,688	September 2011	2,109
Euro Dollar	2	495,875	December 2010	3,568
Long Gilt	2	354,926	June 2010	5,460
U.S. Treasury 2 year Notes	24	5,221,875	June 2010	11,309
U.S. Treasury 5 year Notes	70	8,110,157	June 2010	56,842
U.S. Treasury 10 year Notes	47	5,541,594	June 2010	50,169
Financial Futures Short
Euro-Bond	14	(2,324,088)	June 2010	(32,953)
Euro-Schatz	13	(1,887,392)	June 2010	(8,750)
Japanese 10 Year Bonds	31	(4,604,659)	June 2010	(12,333)
U.S. Treasury 2 year Notes	16	(3,481,250)	June 2010	(11,268)
U.S. Treasury 5 year Notes	16	(1,853,750)	June 2010	(19,776)
U.S. Treasury 10 year Notes	41	(4,834,156)	June 2010	(48,344)
U.S. Treasury 30 year Bonds	10	(1,190,625)	June 2010	(23,771)
Gross Unrealized Appreciation				199,364
Gross Unrealized Depreciation				(163,767)

See notes to financial statements.

26

STATEMENT OF SECURITIES SOLD SHORT
April 30, 2010 (Unaudited)

	Principal
Bonds and Notes	Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.:
5.50%	1,500,000 [a]	1,605,234
6.50%	1,070,000 [a]	1,160,281
Federal National Mortgage Association:
5.50%	560,000 [a]	598,500
6.50%	1,330,000 [a]	1,438,062
Government National Mortgage Association I:
4.50%	940,000	954,688
5.00%	660,000 [a]	688,257
6.00%	3,470,000 [a]	3,721,575
6.50%	1,940,000 [a]	2,099,747
Total Securities Sold Short		12,266,344
(proceeds $12,208,663)

a On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.
As such, the FHFA will oversee the continuing affairs of these companies.

See notes to financial statements.

The Fund	27

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		65,128,716	66,903,734
Affiliated issuers		6,404,000	6,404,000
Cash			115,401
Cash on initial margin			608,898
Receivable for investment securities sold			13,287,959
Receivable from broker for proceeds on securities sold short			12,208,663
Dividends and interest receivable			435,720
Receivable for open mortgage-backed dollar rolls—Note 4			414,228
Unrealized appreciation on forward foreign currency
exchange contracts—Note 4			143,904
Receivable for shares of Common Stock subscribed			114,777
Receivable for futures variation margin—Note 4			32,782
Prepaid expenses			31,147
			100,701,213
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			42,126
Payable for investment securities purchased			24,872,097
Securities sold short, at value (proceeds $12,208,663)—
See Statement of Securities Sold Short			12,266,344
Payable for open mortgage-backed dollar rolls—Note 4			5,147,469
Unrealized depreciation on forward foreign currency
exchange contracts—Note 4			104,540
Payable for shares of Common Stock redeemed			36,465
Accrued expenses			37,326
			42,506,367
Net Assets ($)			58,194,846
Composition of Net Assets ($):
Paid-in capital			55,725,261
Accumulated undistributed investment income—net			455,336
Accumulated net realized gain (loss) on investments			211,540
Accumulated net unrealized appreciation (depreciation) on
investments, foreign currency transactions and securities sold short
(including $35,597 net unrealized appreciation on financial futures)			1,802,709
Net Assets ($)			58,194,846

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	42,396,277	10,023,195	5,775,374
Shares Outstanding	3,140,421	746,263	427,250
Net Asset Value Per Share ($)	13.50	13.43	13.52

See notes to financial statements.

28

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Interest	1,050,184
Dividends;
Affiliated issuers	3,090
Total Income	1,053,274
Expenses:
Management fee—Note 3(a)	155,224
Shareholder servicing costs—Note 3(c)	86,968
Distribution fees—Note 3(b)	32,127
Registration fees	24,000
Professional fees	17,220
Custodian fees—Note 3(c)	11,457
Prospectus and shareholders’ reports	9,639
Directors’ fees and expenses—Note 3(d)	1,692
Loan commitment fees—Note 2	764
Miscellaneous	14,801
Total Expenses	353,892
Less—reduction in management fee due to undertaking—Note 3(a)	(73,970)
Less—reduction in fees due to earnings credits—Note 1(c)	(25)
Net Expenses	279,897
Investment Income—Net	773,377
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Long transactions	287,434
Short sale transactions	(118,043)
Net realized gain (loss) on financial futures	163,842
Net realized gain (loss) on forward foreign currency exchange contracts	184,089
Net Realized Gain (Loss)	517,322
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	353,362
Net unrealized appreciation (depreciation) on financial futures	(83,856)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(18,488)
Net unrealized appreciation (depreciation) on securities sold short	(114,864)
Net Unrealized Appreciation (Depreciation)	136,154
Net Realized and Unrealized Gain (Loss) on Investments	653,476
Net Increase in Net Assets Resulting from Operations	1,426,853

See notes to financial statements.

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
Operations ($):
Investment income—net	773,377	905,396
Net realized gain (loss) on investments	517,322	900,558
Net unrealized appreciation
(depreciation) on investments	136,154	2,245,403
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,426,853	4,051,357
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(658,649)	(577,992)
Class C Shares	(102,714)	(81,570)
Class I Shares	(59,058)	(22,042)
Net realized gain on investments:
Class A Shares	(695,283)	—
Class C Shares	(153,313)	—
Class I Shares	(90,128)	—
Total Dividends	(1,759,145)	(681,604)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	13,206,311	35,110,709
Class C Shares	6,347,350	6,345,254
Class I Shares	6,406,256	1,280,370
Dividends reinvested:
Class A Shares	1,294,474	530,469
Class C Shares	191,136	38,540
Class I Shares	74,338	21,855
Cost of shares redeemed:
Class A Shares	(16,896,007)	(7,378,938)
Class C Shares	(3,688,155)	(2,366,851)
Class I Shares	(2,610,942)	(102,447)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	4,324,761	33,478,961
Total Increase (Decrease) in Net Assets	3,992,469	36,848,714
Net Assets ($):
Beginning of Period	54,202,377	17,353,663
End of Period	58,194,846	54,202,377
Undistributed investment income—net	455,336	502,380

30

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
Capital Share Transactions:
Class A
Shares sold	983,165	2,679,081
Shares issued for dividends reinvested	98,385	41,507
Shares redeemed	(1,255,100)	(563,973)
Net Increase (Decrease) in Shares Outstanding	(173,550)	2,156,615
Class C
Shares sold	473,156	488,329
Shares issued for dividends reinvested	14,600	3,029
Shares redeemed	(277,557)	(180,866)
Net Increase (Decrease) in Shares Outstanding	210,199	310,492
Class I
Shares sold	476,105	96,039
Shares issued for dividends reinvested	5,652	1,716
Shares redeemed	(194,204)	(7,669)
Net Increase (Decrease) in Shares Outstanding	287,553	90,086

See notes to financial statements.

The Fund	31

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2010		Year Ended October 31,
Class A Shares	(Unaudited)	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value, beginning of period	13.59	12.12	12.62	12.79	12.50
Investment Operations:
Investment income—net[b]	.19	.37	.52	.56	.32
Net realized and unrealized
gain (loss) on investments	.15	1.44	(.48)	(.11)	.16
Total from Investment Operations	.34	1.81	.04	.45	.48
Distributions:
Dividends from investment income—net	(.21)	(.34)	(.54)	(.53)	(.19)
Dividends from net realized
gain on investments	(.22)	—	—	(.09)	—
Total Distributions	(.43)	(.34)	(.54)	(.62)	(.19)
Net asset value, end of period	13.50	13.59	12.12	12.62	12.79
Total Return (%)[c]	2.59[d]	15.15	.21	3.57	3.86[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.16[e]	1.40	1.90	2.01	3.32[e]
Ratio of net expenses
to average net assets	.90[e]	.90	.90	.89	.88[e]
Ratio of net investment income
to average net assets	2.83[e]	2.87	4.16	4.45	3.99[e]
Portfolio Turnover Rate[f]	164.45[d]	377.79	120.92	75.04	104.30[d]
Net Assets, end of period
($ x 1,000)	42,396	45,046	14,026	10,512	10,006

a From March 15, 2006 (commencement of operations) to October 31, 2006.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2010, October
31, 2009, 2008, 2007 and 2006 were 106.51%, 211.99%, 87.59%, 51.54% and 101.24%, respectively.

See notes to financial statements.

32

Six Months Ended
	April 30, 2010		Year Ended October 31,
Class C Shares	(Unaudited)	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value, beginning of period	13.53	12.08	12.58	12.77	12.50
Investment Operations:
Investment income—net[b]	.14	.27	.41	.47	.25
Net realized and unrealized
gain (loss) on investments	.15	1.44	(.47)	(.13)	.17
Total from Investment Operations	.29	1.71	(.06)	.34	.42
Distributions:
Dividends from investment income—net	(.17)	(.26)	(.44)	(.44)	(.15)
Dividends from net realized
gain on investments	(.22)	—	—	(.09)	—
Total Distributions	(.39)	(.26)	(.44)	(.53)	(.15)
Net asset value, end of period	13.43	13.53	12.08	12.58	12.77
Total Return (%)[c]	2.23[d]	14.32	(.55)	2.73	3.41[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.96[e]	2.20	2.75	2.79	4.12[e]
Ratio of net expenses
to average net assets	1.65[e]	1.65	1.65	1.64	1.61[e]
Ratio of net investment income
to average net assets	2.08[e]	2.11	3.40	3.71	3.28[e]
Portfolio Turnover Rate[f]	164.45[d]	377.79	120.92	75.04	104.30[d]
Net Assets, end of period
($ x 1,000)	10,023	7,256	2,726	1,044	985

a From March 15, 2006 (commencement of operations) to October 31, 2006.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2010, October
31, 2009, 2008, 2007 and 2006 were 106.51%, 211.99%, 87.59%, 51.54% and 101.24%, respectively.

See notes to financial statements.

The Fund	33

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2010		Year Ended October 31,
Class I Shares	(Unaudited)	2009	2008	2007[a]	2006[b]
Per Share Data ($):
Net asset value, beginning of period	13.61	12.13	12.62	12.80	12.50
Investment Operations:
Investment income—net[c]	.22	.40	.56	.59	.33
Net realized and unrealized
gain (loss) on investments	.13	1.44	(.48)	(.12)	.17
Total from Investment Operations	.35	1.84	.08	.47	.50
Distributions:
Dividends from investment income—net	(.22)	(.36)	(.57)	(.56)	(.20)
Dividends from net realized
gain on investments	(.22)	—	—	(.09)	—
Total Distributions	(.44)	(.36)	(.57)	(.65)	(.20)
Net asset value, end of period	13.52	13.61	12.13	12.62	12.80
Total Return (%)	2.77[d]	15.38	.54	3.75	4.04[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92[e]	1.13	1.64	1.78	3.08[e]
Ratio of net expenses
to average net assets	.65[e]	.65	.65	.64	.63[e]
Ratio of net investment income
to average net assets	3.11[e]	3.12	4.41	4.70	4.25[e]
Portfolio Turnover Rate[f]	164.45[d]	377.79	120.92	75.04	104.30[d]
Net Assets, end of period
($ x 1,000)	5,775	1,901	602	599	577

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b From March 15, 2006 (commencement of operations) to October 31, 2006.
c Based on average shares outstanding at each month end.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2010, October
31, 2009, 2008, 2007 and 2006 were 106.51%, 211.99%, 87.59%, 51.54% and 101.24%, respectively.

See notes to financial statements.

34

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Total Return Advantage Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective seeks to maximize total return through capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 397,400 Class A, 45,970 Class C and 47,590 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the

36

market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($)
Investments in Securities:
U.S. Treasury
Securities	—	3,331,988	—	3,331,988
Asset-Backed	—	3,712,406	—	3,712,406
Corporate Bonds†	—	16,352,234	—	16,352,234
Foreign Government	—	425,764	—	425,764
Municipal Bonds	—	43,128	—	43,128
U.S. Government
Agencies/
Mortgage-Backed	—	39,089,505	—	39,089,505
Commercial
Mortgage-Backed	—	3,948,709	—	3,948,709
Mutual Funds	6,404,000	—	—	6,404,000
Other Financial
Instruments††	199,364	143,904	—	343,268
Liabilities ($)
Other Financial
Instruments††	(163,767)	(104,540)	—	(268,307)
Investments in
Securities Sold,
Not Yet Purchased	—	(12,266,344)	—	(12,266,344)

†	See Statement of Investments for industry classification.
††	Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross

38

basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement dates and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 30, 2010, the Board of Directors declared a cash dividend of $.114, $.086 and $.126 per share, from undistributed investment income-net for Class A, Class C and Class I shares, respectively, payable on May 3, 2010 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2010.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2009 was as follows: ordinary income $681,604.The tax character of current year distributions will be determined at the end of the current fiscal year.

40

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from November 1, 2009 through March 1, 2011, that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, interest expense, commitment fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .65% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The reduction in management fee, pursuant to the undertaking, amounted to $73,970 during the period ended April 30, 2010.

During the period ended April 30, 2010, the Distributor retained $5,597 from commissions earned on sales of the fund’s Class A shares and $241 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for dis-

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2010, Class C shares were charged $32,127 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, Class A and Class C shares were charged $52,844 and $10,709, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2010, the fund was charged $5,110 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2010, the fund was charged $503 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $25.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2010, the fund was charged $11,457 pursuant to the custody agreement.

During the period ended April 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

42

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $25,792, Rule 12b-1 distribution plan fees $5,478, shareholder services plan fees $10,410, custodian fees $9,384, chief compliance officer fees $3,199 and transfer agency per account fees $1,619, which are offset against an expense reimbursement currently in effect in the amount of $13,756.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales (including paydowns) of investment securities and securities sold short, excluding short-term securities, financial futures and forward contracts during the period ended April 30, 2010, of which $34,661,300 in purchases and $34,757,317 in sales were from mortgage dollar roll transactions:

	Purchases ($)	Sales ($)
Long transactions	108,344,431	98,648,068
Short sale transactions	88,793,475	98,391,125
Total	197,137,906	197,039,193

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure. The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2010 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	185,895	Interest rate risk[1]	(163,767)
Foreign exchange risk[1,2]	157,373	Foreign exchange risk[3]	(104,540)
Gross fair value of
derivatives contracts	343,268		(268,307)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Asset and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2010 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
		Forward
Underlying risk	Futures[4]	Contracts[5]	Total
Interest Rate	163,842	—	163,842
Foreign exchange	—	184,089	184,089
Total	163,842	184,089	347,931

44

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)[6]
		Forward
Underlying risk	Futures	Contracts	Total
Interest Rate	(83,856)	—	(83,856)
Foreign exchange	—	(18,488)	(18,488)
Total	(83,856)	(18,488)	(102,344)

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures and forward foreign currency exchange contracts.

During the period ended April 30, 2010, the following summarizes the average market value and percentage of average net assets:

	Value ($)	Average Net Assets (%)
Interest rate futures contracts	38,324,307	67.34
Forward contracts	8,593,674	15.10

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. Securities Sold Short at April 30, 2010 and their related market values and proceeds, are set forth in the Statement of Securities Sold Short.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk and currency risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board ofTrade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at April 30, 2010 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those

46

dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2010:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 6/16/2010	2,052,562	1,823,379	1,886,751	63,372
Australian Dollar,
Expiring 6/16/2010	97,000	88,652	89,251	599
Australian Dollar,
Expiring 6/16/2010	97,000	88,668	89,251	583
Canadian Dollar,
Expiring 6/16/2010	183,145	179,118	180,301	1,183
Canadian Dollar,
Expiring 6/16/2010	78,971	77,236	77,745	509
Canadian Dollar,
Expiring 6/16/2010	60,000	59,367	59,068	(299)
Canadian Dollar,
Expiring 6/16/2010	60,000	59,363	59,068	(295)
Canadian Dollar,
Expiring 6/16/2010	37,800	37,525	37,213	(312)
Canadian Dollar,
Expiring 6/16/2010	151,200	150,101	148,852	(1,249)
Canadian Dollar,
Expiring 6/16/2010	178,850	178,454	176,073	(2,381)
Canadian Dollar,
Expiring 6/16/2010	255,500	254,782	251,533	(3,249)
Canadian Dollar,
Expiring 6/16/2010	76,650	76,525	75,460	(1,065)
Canadian Dollar,
Expiring 6/16/2010	110,313	110,637	108,600	(2,037)
Canadian Dollar,
Expiring 6/16/2010	42,687	42,746	42,024	(722)
Japanese Yen,
Expiring 6/16/2010	52,308,000	579,028	557,111	(21,917)
Japanese Yen,
Expiring 6/16/2010	34,560,264	384,924	368,087	(16,837)

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases (continued):
Japanese Yen,
Expiring 6/16/2010	46,523,431	518,656	495,502	(23,154)
Japanese Yen,
Expiring 6/16/2010	14,826,353	163,668	157,909	(5,759)
Japanese Yen,
Expiring 6/16/2010	37,014,041	408,602	394,221	(14,381)
New Zealand Dollar,
Expiring 6/16/2010	424,000	295,409	307,187	11,778
New Zealand Dollar,
Expiring 6/16/2010	615,354	429,431	445,823	16,392
Norwegian Krone,
Expiring 6/16/2010	1,978,747	332,674	334,655	1,981
Norwegian Krone,
Expiring 6/16/2010	593,624	100,728	100,397	(331)
Swedish Krona,
Expiring 6/16/2010	473,977	67,015	65,451	(1,564)
Swedish Krona,
Expiring 6/16/2010	928,500	131,289	128,216	(3,073)
Swedish Krona,
Expiring 6/16/2010	625,000	87,171	86,306	(865)
Swedish Krona,
Expiring 6/16/2010	625,000	87,359	86,305	(1,054)
Swiss Franc,
Expiring 6/16/2010	127,500	120,572	118,556	(2,016)
Swiss Franc,
Expiring 6/16/2010	217,408	203,320	202,158	(1,162)

Sales:		Proceeds ($)
British Pound,
Expiring 6/16/2010	364,000	557,921	556,826	1,095
British Pound,
Expiring 6/16/2010	142,261	217,520	217,623	(103)
British Pound,
Expiring 6/16/2010	52,600	80,321	80,464	(143)
British Pound,
Expiring 6/16/2010	210,400	321,285	321,857	(572)
British Pound,
Expiring 6/16/2010	171,000	262,559	261,585	974
British Pound,
Expiring 6/16/2010	92,681	142,393	141,778	615
British Pound,
Expiring 6/16/2010	51,300	78,811	78,476	335
British Pound,
Expiring 6/16/2010	133,385	204,993	204,045	948
British Pound,
Expiring 6/16/2010	51,615	79,509	78,957	552

48

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales (continued):
Euro,
Expiring 6/16/2010	1,121,710	1,526,647	1,493,740	32,907
Euro,
Expiring 6/16/2010	60,250	80,702	80,233	469
Euro,
Expiring 6/16/2010	61,750	82,648	82,230	418
Norwegian Krone,
Expiring 6/16/2010	233,589	39,961	39,506	455
Norwegian Krone,
Expiring 6/16/2010	488,000	83,487	82,533	954
Norwegian Krone,
Expiring 6/16/2010	464,000	78,520	78,474	46
Norwegian Krone,
Expiring 6/16/2010	464,000	78,573	78,474	99
Swedish Krona,
Expiring 6/16/2010	1,068,167	150,061	147,502	2,559
Swiss Franc,
Expiring 6/16/2010	515,408	481,367	479,254	2,113
Swiss Franc,
Expiring 6/16/2010	490,742	457,453	456,318	1,135
Swiss Franc,
Expiring 6/16/2010	96,500	91,564	89,731	1,833
Gross Unrealized Appreciation				143,904
Gross Unrealized Depreciation				(104,540)

At April 30, 2010, accumulated net unrealized appreciation on investments was $1,775,018, consisting of $1,821,760 gross unrealized appreciation and $46,742 gross unrealized depreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund	49

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 2, 2010, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2011. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that it believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail front-end load

50

intermediate investment-grade debt funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional intermediate investment-grade debt funds (the “Performance Universe”) selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted the fund’s average annual total return was below the Performance Group and Performance Universe medians for the one-year period ended December 31, 2009 and at the Performance Group, and above the Performance Universe, medians, for the two- and three-year periods ended December 31, 2009. They also noted that the fund’s calendar year yield performance was below the Performance Group and Performance Universe medians for 2007 through 2009, except that it was above the Performance Group median in 2007. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board members noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s expense ratio was at the Expense Group median and above the Expense Universe median. Representatives of Dreyfus noted that Dreyfus has agreed, until March 1, 2011, that if the aggregate direct expenses of the fund, exclusive of taxes, brokerage commissions, extraordinary expenses, interest expenses, commitment fees on borrowings, shareholder servicing fees and Rule 12b-1 fees, but including the management fee, exceed .65 of 1% of the value of the fund’s average daily net assets, the fund

The Fund 51

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

may deduct from the payment to be made to Dreyfus under the Management Agreement, or Dreyfus will bear, such excess expense.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund.The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies

52

of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that Dreyfus did not realize a profit on the fund’s operations.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted recent underperformance and determined to closely monitor performance.

  The Board concluded that the fee payable by the fund to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund	53

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
50	Statement of Financial Futures
51	Statement of Assets and Liabilities
52	Statement of Operations
53	Statement of Changes in Net Assets
55	Financial Highlights
58	Notes to Financial Statements
76	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Global Alpha Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Global Alpha Fund, covering the six-month period from November 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/ return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low risk investments (such as cash instruments) and others seeking high risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by Helen Potter and Vassilis Dagioglu, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Global Alpha Fund’s Class A shares produced a total return of 6.01%, Class C shares returned 5.65% and Class I shares returned 6.21%.1 In comparison, the fund’s benchmark, a hybrid index comprised of 60% Morgan Stanley Capital International World Index (half-hedged) and 40% Citigroup World Government Bond Index 1+ World Index (half-hedged), produced a total return of 5.93% for the same period.2 Separately, the Morgan Stanley Capital International World Index (half-hedged) produced a total return of 10.69%, and the Citigroup World Government Bond Index 1+ World Index (half-hedged) produced a –1.14% total return for the same period.

An economic and market rebound persisted during the reporting period as investors assessed the durability of the recovery and the potential for continued economic expansion. The fund’s Class A and Class I returns were higher than its benchmark, due primarily to overweighted exposure to global stocks and the success of our currency allocation strategy.

On a separate note, we are happy to report that on May 3, 2010,Vassilis Dagioglu became a co-primary portfolio manager for the fund.

The Fund’s Investment Approach

The fund seeks total return through investments in securities and instruments that provide investment exposure to global stock, bond and currency markets and fixed-income securities. For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. Our quantitative investment approach is designed to identify and exploit relative misvaluations across and

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

within major developed capital markets such as the United States, Canada, Japan, Australia and many Western European countries.

Fears of Further Economic Deterioration Waned

The reporting period saw the continuation of one of the largest rallies in global equity markets since the 1930s. All types of risky assets rebounded, while sovereign debt securities gave back some of their previous gains as investors’ risk appetites increased. Offsetting the vigorous rebound in asset prices was the continuation of certain weak economic trends: unemployment remained high, housing starts stood at record lows, and consumer sentiment remained depressed. Greece experienced severe fiscal stress when the marketplace balked at refi-nancing its substantial debt load. Fears of similar problems spread to other European countries, particularly Portugal and Spain.

Yet, corporate profits rebounded strongly around the world, lifting global stocks despite investors’ economic fears. Contrary to expectations, the economic recovery has been led by the United States. The economies of emerging markets, most notably China, continued to improve at a rapid pace.

Quantitative Process Bolstered Fund Performance

During the reporting period, two of the four alpha-generating signals considered by our investment process contributed positively to the fund’s relative performance. The two signals that generated positive performance more than offset negative returns from the other two alpha sources.

A generally overweighted allocation to global stocks boosted relative performance, offsetting the negative effects of an underweight to global bonds. In addition, results from our currency selection models proved favorable. An overweighted position in the appreciating Australian dollar produced positive results, as did underweighted exposure to the euro and British pound.While the fund held no exposure to Greece, that country is a member of the European Union, and its debt crisis affected the euro.

Country allocations in the global equity and bond markets partially offset positive results from these alpha sources. Underweighted allocations to Japan and Australia bolstered returns but were not enough to offset losses stemming from overweighted exposure to several European equity markets, namely France, Spain and Italy. Within the global bond market, an overweighted position in U.S.Treasury bonds added value, while an underweighted allocation to Japanese government issues subtracted value.

Continuing to Seek Relative Value Opportunities

At the start of 2010, corporate profit expectations rose rapidly while equity markets experienced a sharp selloff. As a result, we established an overweighted position in global stocks and maintained that position through the end of the reporting period.

We have continued to maintain overweighted exposure to global equity markets, where we have found relative value opportunities in certain countries. For example, the European debt crisis negatively affected the United Kingdom’s stock market even though Great Britain is not part of the European Union. Improving profit performance of British stocks relative to other global equity markets led us to increase the fund’s overweighted exposure to this country. Intensifying uncertainty in mainland Europe led us to reduce equity positions in Germany and France. Finally, we have continued to hold a significantly overweighted position in U.S. government bonds due to steep yield differences along their maturity range. Conversely, the fund is underweighted in Japanese and European government bond markets.

May 17, 2010

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.
Equity securities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCES: FactSet – Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe,Australia,
New Zealand and the Far East.The Citigroup World Government Bond Index includes the 22 government bond markets. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Alpha Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 10.62	$ 14.43	$ 8.33
Ending value (after expenses)	$1,060.10	$1,056.50	$1,062.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 10.39	$ 14.11	$ 8.15
Ending value (after expenses)	$1,014.48	$1,010.76	$1,016.71

† Expenses are equal to the fund’s annualized expense ratio of 2.08% for Class A, 2.83% for Class C and 1.63% for Class I , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2010 (Unaudited)

Common Stocks—60.4%	Shares	Value ($)
Australia—2.3%
AGL Energy	776	10,800
Alumina	4,253	6,055
Amcor	1,623	9,834
AMP	3,297	19,071
Asciano Group	5,000 [a]	7,794
ASX	302	9,196
Australia & New Zealand Banking Group	4,137	91,809
AXA Asia Pacific Holdings	1,952	11,241
Bendigo and Adelaide Bank	679	6,197
BHP Billiton	5,544	203,750
BlueScope Steel	3,664	8,846
Boral	1,114	6,060
Brambles	2,254	15,099
CFS Retail Property Trust	2,267	4,019
Coca-Cola Amatil	754	7,812
Cochlear	74	5,073
Commonwealth Bank of Australia	2,534	136,425
Computershare	633	6,909
Crown	1,190	9,054
CSL	982	29,643
Dexus Property Group	10,980	8,234
Fairfax Media	3,972	6,298
Fortescue Metals Group	1,686 [a]	7,140
Foster’s Group	3,711	18,738
Goodman Group	11,621	7,681
GPT Group	14,123	7,656
Incitec Pivot	2,270	6,726
Insurance Australia Group	3,980	14,076
James Hardie Industries-CDI	813 [a]	5,726
Leighton Holdings	197	6,703
Lend Lease	956	7,582
Macquarie Group	570	26,160
Macquarie Infrastructure Group	6,011	6,284
Metcash	1,382	5,198
Mirvac Group	4,593	5,924

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Australia (continued)
National Australia Bank	3,461	88,988
Newcrest Mining	822	24,860
OneSteel	2,718	8,773
Orica	588	14,296
Origin Energy	1,439	21,715
OZ Minerals	7,338 [a]	7,724
Paladin Energy	1,333 [a]	4,858
QBE Insurance Group	1,687	33,022
Rio Tinto	717	46,925
Santos	1,336	17,141
Sims Metal Management	204	3,866
Sonic Healthcare	650	8,332
Stockland	4,528	16,631
Suncorp-Metway	2,037	16,923
TABCORP Holdings	1,233	7,835
Tatts Group	1,524	3,511
Telstra	7,187	21,164
Toll Holdings	1,206	7,929
Transurban Group	1,655	7,863
Wesfarmers	1,658	44,661
Wesfarmers-PPS	190	5,142
Westfield Group	3,596	42,800
Westpac Banking	4,861	121,534
Woodside Petroleum	944	39,373
Woolworths	2,048	51,363
WorleyParsons	374	9,134
		1,421,176
Austria—.1%
Erste Group Bank	335	14,941
OMV	234	8,410
Raiffeisen International Bank Holding	116	5,653
Telekom Austria	603	7,994
Verbund-Oesterreichische Elektrizitaetswirtschafts, Cl. A	172	6,418
Vienna Insurance Group	90	4,407
Voestalpine	207	7,804
		55,627

Common Stocks (continued)	Shares	Value ($)
Belgium—.3%
Anheuser-Busch InBev	1,200	58,310
Anheuser-Busch InBev (STRIP)	1,224 [a]	8
Belgacom	249	8,721
Colruyt	27	6,639
Compagnie Nationale a Portefeuille	78	4,040
Delhaize Group	180	14,901
Dexia	914 [a]	4,949
Fortis	3,624	11,130
Groupe Bruxelles Lambert	132	11,172
Groupe Bruxelles Lambert (STRIP)	31 [a]	0
KBC Groep	268 [a]	12,118
Mobistar	79	4,829
Solvay	91	8,646
UCB	179	6,881
Umicore	206	7,482
		159,826
Denmark—.3%
AP Moller—Maersk, Cl. A	1	8,055
AP Moller—Maersk, Cl. B	2	16,569
Carlsberg, Cl. B	180	14,629
Coloplast, Cl. B	47	5,248
Danske Bank	813 [a]	21,100
DSV	488	8,677
Novo Nordisk, Cl. B	714	58,241
Novozymes, Cl. B	81	9,674
Topdanmark	43 [a]	5,285
TrygVesta	63	3,866
Vestas Wind Systems	325 [a]	19,801
William Demant Holding	49 [a]	3,357
		174,502
Finland—.3%
Elisa	324 [a]	6,221
Fortum	749	19,380
Kesko, Cl. B	161	6,235
Kone, Cl. B	244	10,765
Metso	231	8,903

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Finland (continued)
Neste Oil	180	2,925
Nokia	6,157	74,830
Nokian Renkaat	166	3,894
Orion, Cl. B	239	4,521
Outokumpu	185	3,921
Pohjola Bank	426	4,681
Rautaruukki	107	2,248
Sampo, Cl. A	754	18,579
Sanoma	219	4,246
Stora Enso, Cl. R	1,052	8,810
UPM-Kymmene	808	11,650
Wartsila	152	7,793
		199,602
France—2.7%
Accor	237	13,525
Aeroports de Paris	60	4,921
Air France	288 [a]	4,500
Air Liquide	407	47,034
Alcatel-Lucent	3,600 [a]	11,474
Alstom	320	18,889
Atos Origin	112	5,646
AXA	2,777	55,123
BioMerieux	15	1,624
BNP Paribas	1,556	106,801
Bouygues	373	18,556
Bureau Veritas	111	6,278
Cap Gemini	262	13,275
Carrefour	1,036	50,692
Casino Guichard Perrachon	98	8,650
Christian Dior	98	10,353
Cie Generale d’Optique Essilor International	319	19,467
Cie Generale de Geophysique-Veritas	212 [a]	6,281
CNP Assurances	69	5,770
Compagnie de Saint-Gobain	620	30,241
Compagnie Generale des Etablissements Michelin, Cl. B	265	19,148
Credit Agricole	1,494	21,284

Common Stocks (continued)	Shares	Value ($)
France (continued)
Danone	912	53,757
Dassault Systemes	114	7,428
EDF	380	20,416
Eiffage	95	4,906
Eramet	10	3,643
Eurazeo	68	4,723
Eutelsat Communications	173	6,159
France Telecom	3,036	66,460
GDF Suez	2,037	72,483
Gecina	42	4,305
Groupe Eurotunnel	786	7,187
Hermes International	81	10,721
ICADE	48	4,668
Iliad	42	4,190
Imerys	52	3,192
Ipsen	26	1,237
JC Decaux	159 [a]	4,574
Klepierre	157	5,387
L’Oreal	390	40,300
Lafarge	317	23,027
Lagardere	214	8,631
Legrand	161	5,216
LVMH Moet Hennessy Louis Vuitton	399	45,552
M6-Metropole Television	98	2,521
Natixis	1,498 [a]	7,685
Neopost	74	5,875
PagesJaunes Groupe	318	3,822
Pernod-Ricard	329	27,951
Peugeot	316 [a]	9,410
PPR	127	16,972
Publicis Groupe	208	9,189
Renault	306 [a]	14,367
Safran	286	7,309
Sanofi-Aventis	1,732	118,435
Schneider Electric	403	45,973
SCOR	300	7,059

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
France (continued)
Societe BIC	68	5,257
Societe Des Autoroutes Paris-Rhin-Rhone	58	4,029
Societe Generale	1,027	54,569
Societe Television Francaise 1	223	4,107
Sodexo	168	10,306
Suez Environnement	394	8,535
Technip	170	13,567
Thales	168	6,244
Total	3,480	188,315
Unibail-Rodamco	147	27,666
Vallourec	95	18,966
Veolia Environnement	628	19,707
Vinci	755	42,227
Vivendi	2,005	52,699
		1,620,456
Germany—2.0%
Adidas	356	20,876
Allianz	750	85,985
BASF	1,516	88,521
Bayer	1,367	87,342
Bayerische Motoren Werke	553	27,060
Beiersdorf	161	9,054
Celesio	112	3,664
Commerzbank	1,297 [a]	10,163
Daimler	1,497 [a]	77,143
Deutsche Bank	974	67,220
Deutsche Boerse	321	24,973
Deutsche Lufthansa	309 [a]	5,150
Deutsche Post	1,407	22,753
Deutsche Telekom	4,687	60,863
E.ON	3,142	115,868
Fresenius Medical Care & Co.	350	18,943
GEA Group	268	5,954
Hannover Rueckversicherung	81 [a]	3,798
HeidelbergCement	234	14,526
Henkel & Co.	177	7,976

Common Stocks (continued)	Shares	Value ($)
Germany (continued)
Hochtief	76	6,280
Infineon Technologies	1,786 [a]	12,650
K+S	274	15,706
Linde	249	29,734
MAN	177	16,737
Merck	106	8,698
Metro	187	11,222
Muenchener Rueckversicherungs	341	48,126
RWE	692	56,548
Salzgitter	53	4,304
SAP	1,419	68,269
Siemens	1,359	134,172
Solarworld	192	2,777
Suedzucker	90	1,820
ThyssenKrupp	612	20,018
Volkswagen	50	4,706
		1,199,599
Greece—.1%
Alpha Bank	911 [a]	7,294
Bank of Cyprus Public	1,007	5,817
Coca-Cola Hellenic Bottling	333	9,011
EFG Eurobank Ergasias	769 [a]	6,204
Hellenic Petroleum	240	2,581
Hellenic Telecommunications Organization	542	6,057
Marfin Investment Group	1,947 [a]	3,739
National Bank of Greece	1,091 [a]	17,844
OPAP	436	8,848
Piraeus Bank	700 [a]	5,277
Public Power	232 [a]	3,761
Titan Cement	151	4,030
		80,463
Hong Kong—.6%
Bank of East Asia	2,940	10,467
BOC Hong Kong Holdings	7,000	16,899
Cheung Kong Holdings	2,000	24,798
Cheung Kong Infrastructure Holdings	1,000	3,729

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
CLP Holdings	3,500	24,492
Esprit Holdings	2,162	15,472
Hang Lung Group	1,000	4,880
Hang Lung Properties	4,000	14,300
Hang Seng Bank	1,400	19,101
Henderson Land Development	2,000	12,584
Hong Kong & China Gas	7,000	16,982
Hong Kong Exchanges & Clearing	1,800	29,468
HongKong Electric Holdings	2,500	14,737
Hopewell Holdings	1,000	2,928
Hutchison Whampoa	4,000	27,409
Kerry Properties	1,500	6,910
Li & Fung	4,000	19,437
Link REIT	4,500	11,076
MTR	2,000	7,000
New World Development	5,000	8,849
Shangri-La Asia	2,000	3,857
Sino Land	4,000	7,179
Sun Hung Kai Properties	2,000	27,924
Swire Pacific, Cl. A	1,500	16,740
Wharf Holdings	2,000	10,792
Wheelock & Co.	2,000	6,176
		364,186
Ireland—.1%
Anglo Irish Bank	3,069 [a,b]	582
CRH	1,125	31,519
Elan	1,004 [a]	6,800
Kerry Group, Cl. A	260	8,317
		47,218
Italy—.8%
A2A	1,653	2,800
Assicurazioni Generali	2,009	42,292
Atlantia	422	8,994
Banca Carige	966	2,456
Banca Monte dei Paschi di Siena	3,821	5,287
Banca Popolare di Milano Scarl	969	5,438

Common Stocks (continued)	Shares	Value ($)
Italy (continued)
Banco Popolare	1,288 [a]	8,229
Enel	10,792	56,208
ENI	4,283	95,884
Fiat	1,272	16,789
Finmeccanica	723	9,238
Intesa Sanpaolo	12,569 [a]	41,309
Intesa Sanpaolo-RSP	2,248	5,946
Luxottica Group	184	5,013
Mediaset	1,052	8,343
Mediobanca	844 [a]	7,781
Parmalat	3,170	8,322
Saipem	447	16,745
Snam Rete Gas	2,540	12,019
Telecom Italia	16,204	22,649
Telecom Italia-RSP	9,545	10,767
Terna Rete Elettrica Nazionale	2,144	8,682
UniCredit	26,895 [a]	70,446
Unione di Banche Italiane	912	11,265
		482,902
Japan—6.1%
77 Bank	1,000	5,689
Acom	9	142
Advantest	300	7,762
Aeon	1,100	12,646
Aisin Seiki	300	9,028
Ajinomoto	1,000	9,382
All Nippon Airways	2,000	6,322
Amada	1,000	8,209
Asahi Breweries	700	12,591
Asahi Glass	2,000	23,633
Asahi Kasei	2,000	11,164
Astellas Pharma	700	24,547
Bank of Kyoto	1,000	8,792
Bank of Yokohama	2,000	10,443
Benesse Holdings	100	4,606
Bridgestone	1,000	16,674

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Brother Industries	400	4,855
Canon	1,800	82,113
Casio Computer	600	4,703
Central Japan Railway	2	16,281
Chiba Bank	1,000	6,360
Chubu Electric Power	1,100	25,515
Chugai Pharmaceutical	400	7,250
Chugoku Electric Power	500	9,540
Chuo Mitsui Trust Holdings	2,000	7,657
Citizen Holdings	400	2,766
Cosmo Oil	1,000	2,701
Credit Saison	400	5,858
Dai Nippon Printing	1,000	13,784
Daicel Chemical Industries	1,000	6,378
Daido Steel	1,000	4,274
Daiichi Sankyo	1,200	20,861
Daikin Industries	400	15,143
Daito Trust Construction	100	5,350
Daiwa House Industry	1,000	10,734
Daiwa Securities Group	3,000	15,524
Denki Kagaku Kogyo Kabushiki Kaisha	1,000	4,466
Denso	800	23,161
Dentsu	300	8,084
Dowa Holdings	1,000	5,558
East Japan Railway	600	40,043
Eisai	400	13,692
Electric Power Development	200	6,158
Elpida Memory	300 [a]	6,287
FamilyMart	200	6,882
Fanuc	300	35,458
Fast Retailing	100	15,124
Fuji Electric Holdings	2,000	6,030
Fuji Heavy Industries	1,000 [a]	5,605
FUJIFILM Holdings	800	27,441
Fujitsu	3,000	21,217
Fukuoka Financial Group	1,000	4,298

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Furukawa Electric	1,000	4,932
GS Yuasa	1,000	7,034
Gunma Bank	1,000	5,390
Hachijuni Bank	1,000	5,626
Hankyu Hashin Holdings	2,000	9,304
Hirose Electric	100	10,795
Hiroshima Bank	1,000	4,093
Hisamitsu Pharmaceutical	100	3,691
Hitachi	8,000 [a]	35,080
Hitachi Construction Machinery	200	4,248
Hokkaido Electric Power	400	7,759
Hokuhoku Financial Group	3,000	5,951
Hokuriku Electric Power	400	8,250
Honda Motor	2,700	91,161
HOYA	700	19,239
Ibiden	200	7,137
IHI	4,000	7,961
INPEX	1	7,063
Isetan Mitsukoshi Holdings	680	7,872
Isuzu Motors	2,000	6,308
ITOCHU	2,000	17,381
J Front Retailing	1,200	6,966
Jafco	100	3,073
Japan Real Estate Investment	1	8,343
Japan Retail Fund Investment	4	5,374
Japan Steel Works	1,000	11,039
Japan Tobacco	8	27,638
JFE Holdings	800	28,799
Joyo Bank	1,000	4,138
JS Group	400	7,871
JSR	400	8,126
JTEKT	300	3,457
Jupiter Telecommunications	3	3,026
JX Holdings	3,640 [a]	20,289
Kajima	2,000	5,064
Kaneka	1,000	6,254

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Kansai Electric Power	1,200	26,674
Kao	900	21,767
Kawasaki Heavy Industries	3,000	9,314
Kawasaki Kisen Kaisha	2,000	8,571
KDDI	5	24,222
Keihin Electric Express Railway	1,000	8,378
Keio	1,000	6,461
Keyence	110	26,213
Kintetsu	3,000	9,463
Kirin Holdings	1,000	14,347
Kobe Steel	4,000	9,018
Komatsu	1,500	30,248
Konami	300	5,834
Konica Minolta Holdings	1,000	12,578
Kubota	2,000	17,575
Kuraray	500	6,552
Kurita Water Industries	200	5,760
Kyocera	300	29,484
Kyowa Hakko Kirin	371	3,872
Kyushu Electric Power	600	12,130
Lawson	100	4,422
Makita	200	6,196
Marubeni	3,000	17,760
Marui Group	600	4,743
Mazda Motor	3,000	8,933
Medipal Holdings	500	6,215
MEIJI Holdings	117	4,224
Minebea	1,000	5,776
Mitsubishi	2,100	49,793
Mitsubishi Chemical Holdings	2,000	10,661
Mitsubishi Electric	3,000	26,761
Mitsubishi Estate	2,000	36,123
Mitsubishi Gas Chemical	1,000	6,035
Mitsubishi Heavy Industries	5,000	20,110
Mitsubishi Materials	2,000 [a]	5,940
Mitsubishi Motors	6,000 [a]	8,208

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Mitsubishi UFJ Financial Group	20,660	107,407
Mitsui & Co.	2,800	42,216
Mitsui Chemicals	2,000	6,615
Mitsui Engineering & Shipbuilding	2,000	5,286
Mitsui Fudosan	1,000	18,600
Mitsui Mining & Smelting	2,000	5,499
Mitsui OSK Lines	2,000	15,058
Mitsui Sumitomo Insurance Group Holdings	990	28,417
Mizuho Financial Group	22,300	42,908
Murata Manufacturing	300	17,645
Namco Bandai Holdings	500	4,999
NEC	4,000	13,203
Nidec	200	20,708
Nikon	500	11,228
Nintendo	200	67,164
Nippon Building Fund	1	8,388
Nippon Electric Glass	1,000	15,246
Nippon Express	2,000	9,396
Nippon Paper Group	200	5,626
Nippon Sheet Glass	1,000	3,307
Nippon Steel	8,000	28,587
Nippon Telegraph & Telephone	900	36,503
Nippon Yusen	3,000	12,314
Nishi-Nippon City Bank	2,000	5,753
Nissan Motor	4,100 [a]	35,882
Nisshin Seifun Group	500	6,151
Nisshin Steel	2,000	4,208
Nissin Foods Holdings	100	3,352
Nitori	50	3,922
Nitto Denko	300	11,736
NKSJ Holdings	1,900 [a]	13,784
Nomura Holdings	6,000	41,356
Nomura Real Estate Office Fund	1	5,648
Nomura Research Institute	200	5,129
NSK	1,000	7,644
NTN	1,000	4,404

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
NTT Data	2	7,264
NTT DoCoMo	25	38,856
Obayashi	1,000	4,461
Odakyu Electric Railway	1,000	8,336
OJI Paper	1,000	4,713
Omron	400	9,306
Ono Pharmaceutical	100	4,129
Oriental Land	100	7,082
ORIX	160	14,642
Osaka Gas	3,000	10,424
Panasonic	3,200	46,742
Panasonic Electric Works	1,000	12,332
Rakuten	11	8,501
Resona Holdings	800	9,776
Ricoh	1,000	17,079
Rohm	200	14,862
Sankyo	100	4,593
Santen Pharmaceutical	100	3,191
Sanyo Electric	3,000 [a]	4,813
Sapporo Hokuyo Holdings	700	3,218
SBI Holdings	44	9,492
Secom	300	12,967
Sega Sammy Holdings	300	3,922
Seiko Epson	300	5,328
Sekisui Chemical	1,000	6,825
Sekisui House	1,000	9,535
Seven & I Holdings	1,300	33,167
Seven Bank	1	1,955
Sharp	2,000	26,076
Shikoku Electric Power	300	8,024
Shimano	100	4,548
Shimizu	1,000	3,992
Shin-Etsu Chemical	700	40,389
Shinsei Bank	4,000	5,164
Shionogi & Co.	500	8,986
Shiseido	600	12,536

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Shizuoka Bank	1,000	8,388
Showa Denko	3,000	6,858
Showa Shell Sekiyu	500	3,396
SMC	100	14,341
Softbank	1,300	29,073
Sojitz	2,900	5,249
Sony	1,600	54,652
Sony Financial Holdings	2	7,211
Stanley Electric	300	6,149
SUMCO	200 [a]	4,423
Sumitomo	1,800	21,766
Sumitomo Chemical	2,000	9,445
Sumitomo Electric Industries	1,300	16,038
Sumitomo Heavy Industries	1,000	6,625
Sumitomo Metal Industries	6,000	16,318
Sumitomo Metal Mining	1,000	14,807
Sumitomo Mitsui Financial Group	2,100	69,227
Sumitomo Realty & Development	1,000	20,572
Sumitomo Rubber Industries	600	5,369
Sumitomo Trust & Banking	2,000	12,124
Suzuken	200	7,637
Suzuki Motor	600	12,656
T & D Holdings	450	11,715
Taiheiyo Cement	3,000 [a]	4,253
Taisei	3,000	6,835
Taiyo Nippon Sanso	1,000	8,985
Takashimaya	1,000	9,539
Takeda Pharmaceutical	1,200	51,602
TDK	200	12,652
Teijin	2,000	6,332
Terumo	300	15,276
The Dai-ichi Life Insurance	13	22,194
THK	200	4,336
Tobu Railway	1,000	5,266
Toho	200	3,453
Toho Gas	1,000	5,052

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Tohoku Electric Power	700	14,258
Tokio Marine Holdings	1,200	35,711
Tokuyama	1,000	5,616
Tokyo Electric Power	2,000	50,139
Tokyo Electron	300	19,811
Tokyo Gas	4,000	16,957
Tokyo Tatemono	1,000	4,615
Tokyu	2,000	8,365
Tokyu Land	1,000	4,285
Toppan Printing	1,000	9,126
Toray Industries	2,000	11,402
Toshiba	7,000 [a]	40,106
Tosoh	1,000	2,811
TOTO	1,000	6,673
Toyo Seikan Kaisha	400	6,851
Toyota Industries	300	8,741
Toyota Motor	4,800	185,229
Toyota Tsusho	400	5,987
Tsumura & Co.	100	2,909
Ube Industries	2,000	5,026
UNICHARM	100	9,702
UNY	300	2,721
Ushio	200	3,310
West Japan Railway	3	10,913
Yahoo! Japan	24	9,164
Yakult Honsha	200	5,230
Yamada Denki	170	13,212
Yamaha	400	4,926
Yamaha Motor	400 [a]	5,889
Yamato Holdings	700	10,058
Yokogawa Electric	400	3,410
		3,750,356
Luxembourg—.2%
ArcelorMittal	1,405	55,274
Millicom International Cellular, SDR	122	10,678
SES	506	11,609

Common Stocks (continued)	Shares	Value ($)
Luxembourg (continued)
Tenaris	794	16,084
		93,645
Netherlands—.8%
Aegon	2,593 [a]	18,127
Akzo Nobel	369	21,660
ASML Holding	696	22,657
Corio	58	3,365
European Aeronautic Defence and Space	727	13,455
Fugro	121	7,884
Heineken	448	20,767
Heineken Holding	149	6,098
ING Groep	5,969 [a]	53,358
Koninklijke Ahold	1,922	26,353
Koninklijke DSM	277	12,332
KONINKLIJKE KPN	2,861	42,718
Koninklijke Philips Electronics	1,588	53,589
QIAGEN	506 [a]	11,623
Randstad Holding	180 [a]	9,164
Reed Elsevier	1,224	14,511
SBM Offshore	365	7,223
STMicroelectronics	1,054	9,846
TNT	628	19,252
Unilever	2,702	82,464
Wolters Kluwer	545	11,162
		467,608
New Zealand—.0%
Auckland International Airport	3,880	5,663
Contact Energy	449 [a]	2,047
Fletcher Building	1,409	8,573
Sky City Entertainment Group	1,940	4,447
Telecom Corporation of New Zealand	4,764	7,529
		28,259
Norway—.2%
DnB NOR	1,506	17,703
Norsk Hydro	1,213 [a]	9,571
Orkla	1,204	10,185

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Norway (continued)
Renewable Energy	600 [a]	2,057
Renewable Energy (Rights)	600 [a]	831
SeaDrill	439	11,087
Statoil	1,835	44,251
Telenor	1,391 [a]	19,853
Yara International	337	11,769
		127,307
Portugal—.1%
Banco Comercial Portugues, Cl. R	5,445	5,035
Banco Espirito Santo	905	4,311
Brisa Auto-Estradas de Portugal	388	2,738
Cimpor-Cimentos de Portugal	565	4,069
Energias de Portugal	3,114	11,054
Galp Energia, Cl. B	218	3,471
Jeronimo Martins	521	5,376
Portugal Telecom	936	9,478
		45,532
Singapore—.4%
Ascendas Real Estate Investment Trust	4,400	6,205
CapitaLand	4,500	12,143
CapitaMall Trust	5,000	7,030
City Developments	1,000	7,702
ComfortDelgro	5,000	5,691
Cosco Singapore	4,000	4,993
DBS Group Holdings	3,500	38,772
Flextronics International	1,406 [a]	10,897
Fraser and Neave	2,000	7,084
Genting Singapore	9,000 [a]	6,186
Golden Agri-Resources	16,640 [a]	7,004
Keppel	2,000	14,206
Noble Group	3,000	6,491
Oversea-Chinese Banking	4,000	25,390
SembCorp Industries	2,000	6,083
SembCorp Marine	2,000	6,143
Singapore Airlines	866	9,503
Singapore Exchange	1,000	5,937

Common Stocks (continued)	Shares	Value ($)
Singapore (continued)
Singapore Press Holdings	3,000	8,964
Singapore Technologies Engineering	2,000	4,592
Singapore Telecommunications	14,000	31,061
United Overseas Bank	2,000	29,300
UOL Group	1,000	2,777
Wilmar International	2,000	10,028
		274,182
Spain—1.0%
Abertis Infraestructuras	459	7,909
Acciona	39	3,875
Acerinox	192	3,826
ACS Actividades de Construccion y Servicios	261	11,725
Banco Bilbao Vizcaya Argentaria	5,850	76,496
Banco de Sabadell	1,518	7,653
Banco de Valencia	276	1,596
Banco de Valencia (Rights)	276 [a]	32
Banco Popular Espanol	1,602	11,304
Banco Santander	13,564	170,181
Bankinter	353	2,596
Criteria Caixacorp	1,132	5,627
EDP Renovaveis	522 [a]	3,703
Enagas	243	4,848
Ferrovial	725	6,382
Gamesa Tecnologica	464	5,727
Gas Natural	419	7,167
Grifols	170	2,139
Iberdrola	6,011	47,818
Iberdrola Renovables	1,587	6,149
Inditex	354	21,731
Indra Sistemas	130	2,589
Mapfre	1,575	5,132
Red Electrica	170	8,032
Repsol	1,251	29,323
Telefonica	6,979	156,514
Zardoya Otis	178	2,779
		612,853

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Sweden—.8%
Alfa Laval	650	9,756
Assa Abloy, Cl. B	485	11,272
Atlas Copco, Cl. A	1,102	17,885
Atlas Copco, Cl. B	708	10,359
Electrolux, Ser. B	464	11,986
Getinge, Cl. B	363	8,155
Hennes & Mauritz, Cl. B	836	53,252
Holmen, Cl. B	75	1,900
Husqvarna, Cl. B	673	4,973
Investor, Cl. B	757	14,374
Kinnevik Investment, Cl. B	358	6,566
Lundin Petroleum	619 [a]	3,762
Nordea Bank	5,276	51,743
Ratos, Cl. B	167	5,198
Sandvik	1,605	23,216
Scania, Cl. B	520	9,149
Securitas, Cl. B	706	7,464
Skandinaviska Enskilda Banken, Cl. A	2,519 [a]	17,341
Skanska, Cl. B	641	10,671
SKF, Cl. B	609	12,247
SSAB, Cl. A	326	5,769
SSAB, Cl. B	118	1,851
Svenska Cellulosa, Cl. B	897	11,741
Svenska Handelsbanken, Cl. A	788	22,199
Swedbank, Cl. A	1,143 [a]	12,377
Swedish Match	493	11,246
Tele2, Cl. B	581	9,868
Telefonaktiebolaget LM Ericsson, Cl. B	4,931	57,296
TeliaSonera	3,638	24,970
Volvo, Cl. A	775 [a]	9,375
Volvo, Cl. B	1,726 [a]	21,347
		479,308
Switzerland—2.1%
ABB	3,619 [a]	69,528
Actelion	178 [a]	7,151
Adecco	193	11,355

Common Stocks (continued)	Shares	Value ($)
Switzerland (continued)
Aryzta	202	7,725
Baloise Holding	91	7,140
BKW FMB Energie	35	2,327
Compagnie Financiere Richemont, Cl. A	848	31,295
Credit Suisse Group	1,850	84,486
GAM Holding	528 [a]	6,553
Geberit	60	10,654
Givaudan	14	12,166
Holcim	398 [a]	29,794
Julius Baer Group	371	12,791
Kuehne & Nagel International	100	10,385
Lindt & Spruengli-PC	1	2,208
Logitech International	438 [a]	7,153
Lonza Group	82	6,422
Nestle	5,739	279,608
Nobel Biocare Holding	224	4,912
Novartis	3,479	177,198
Pargesa Holding	64	5,203
Roche Holding	1,158	182,573
Schindler Holding	85	7,460
SGS	9	11,656
Sonova Holding	71	8,840
Straumann Holding	19	4,701
Swatch Group	75	4,105
Swatch Group-BR	52	15,302
Swiss Life Holding	58 [a]	7,049
Swiss Reinsurance	559	24,327
Swisscom	42	14,213
Syngenta	162	41,066
Synthes	96	10,917
UBS	5,853 [a]	90,271
Zurich Financial Services	241	53,640
		1,262,174
United Kingdom—5.7%
3i Group	1,736	7,188
Admiral Group	331	6,629

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
AMEC	595	7,508
Anglo American	2,155 [a]	92,332
Antofagasta	731	11,151
Associated British Foods	591	9,093
AstraZeneca	2,379	105,228
Autonomy	380 [a]	10,461
Aviva	4,422	23,410
BAE Systems	5,983	31,461
Balfour Beatty	1,187	5,027
Barclays	18,711	95,838
BG Group	5,525	92,798
BHP Billiton	3,621	111,289
BP	30,931	269,564
British Airways	1,166 [a]	4,016
British American Tobacco	3,302	103,750
British Land	1,615	11,531
British Sky Broadcasting Group	2,036	19,103
BT Group	12,747	24,695
Bunzl	499	5,829
Burberry Group	776	7,992
Cable & Wireless Worldwide	5,272 [a]	6,972
Cairn Energy	2,223 [a]	13,577
Capita Group	963	11,762
Carnival	288	12,490
Centrica	8,718	39,087
Cobham	2,046	8,299
Compass Group	2,944	24,039
Diageo	4,135	70,545
Drax Group	839	4,641
Eurasian Natural Resources	384	7,150
Experian	1,561	14,449
Firstgroup	674	3,934
G4S	2,575	10,530
GlaxoSmithKline	8,536	158,147
Hammerson	1,232	7,203
Home Retail Group	1,661	7,000

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
HSBC Holdings	28,693	292,420
ICAP	931	5,361
Imperial Tobacco Group	1,679	47,945
Inmarsat	794	9,211
Intercontinental Hotels Group	460	8,094
International Power	2,339	11,822
Invensys	1,440	7,431
Investec	662	5,250
J Sainsbury	1,741	8,947
Johnson Matthey	385	10,258
Kazakhmys	315	6,750
Kingfisher	3,680	14,067
Land Securities Group	1,172	11,706
Legal & General Group	9,111	11,806
Liberty International	773	5,787
Lloyds Banking Group	69,346 [a]	69,375
London Stock Exchange Group	302	3,150
Lonmin	237 [a]	6,881
Man Group	2,633	9,792
Marks & Spencer Group	2,386	13,371
National Grid	4,186	40,435
Next	371	13,020
Old Mutual	8,474	14,981
Pearson	1,338	21,488
Petrofac	403	7,006
Prudential	4,279	37,912
Randgold Resources	137	11,588
Reckitt Benckiser Group	992	51,505
Reed Elsevier	1,977	15,577
Resolution	5,382	5,978
Rexam	1,726	8,486
Rio Tinto	2,251	113,594
Rolls-Royce Group	2,955 [a]	26,107
Royal Bank of Scotland Group	32,212 [a]	26,470
Royal Dutch Shell, Cl. A	5,834	182,607
Royal Dutch Shell, Cl. B	4,428	133,671

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
RSA Insurance Group	6,348	11,745
SABMiller	1,643	51,611
Sage Group	2,356	8,834
Schroders	285	6,008
Scottish & Southern Energy	1,469	24,244
Segro	1,292	6,072
Serco Group	873	8,347
Severn Trent	444	7,871
Shire	867	19,138
Smith & Nephew	1,429	14,840
Smiths Group	590	10,164
Standard Chartered	3,313	88,344
Standard Life	4,201	12,737
Tesco	12,994	86,471
Thomas Cook Group	1,084	4,127
Tomkins	2,022	7,697
Tui Travel	1,371	5,866
Tullow Oil	1,447	25,040
Unilever	2,124	63,652
United Utilities Group	1,206	9,898
Vedanta Resources	192	7,402
Vodafone Group	86,597	192,580
Whitbread	332	7,805
WM Morrison Supermarkets	3,454	15,294
Wolseley	426 [a]	10,718
WPP	2,060	21,910
Xstrata	3,103	51,405
		3,505,387
United States—33.4%
Abbott Laboratories	2,808	143,657
Abercrombie & Fitch, Cl. A	160	6,997
Accenture, Cl. A	1,146	50,012
ACE	625	33,244
Activision Blizzard	1,022	11,324
Adobe Systems	976 [a]	32,784
Advance Auto Parts	191	8,614

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Advanced Micro Devices	1,129 [a]	10,229
AES	1,220 [a]	14,079
Aetna	801	23,670
Aflac	871	44,386
AGCO	156 [a]	5,463
Agilent Technologies	672 [a]	24,367
Air Products & Chemicals	390	29,944
Airgas	137	8,693
Akamai Technologies	324 [a]	12,581
Alcoa	1,746	23,466
Allegheny Energy	325	7,079
Allegheny Technologies	153	8,181
Allergan	566	36,049
Alliance Data Systems	107 [a]	8,031
Alliant Energy	201	6,874
Allstate	916	29,926
Alpha Natural Resources	230 [a]	10,828
Altera	522	13,238
Altria Group	3,762	79,717
Amazon.com	628 [a]	86,074
AMB Property	252 [c]	7,021
Ameren	474	12,305
American Eagle Outfitters	315	5,295
American Electric Power	886	30,390
American Express	1,948	89,842
American International Group	244 [a]	9,492
American Tower, Cl. A	734 [a]	29,955
American Water Works	216	4,704
Ameriprise Financial	463	21,465
AmerisourceBergen	566	17,461
AMETEK	216	9,342
Amgen	1,836 [a]	105,313
Amphenol, Cl. A	312	14,418
Anadarko Petroleum	889	55,260
Analog Devices	532	15,923
Annaly Capital Management	1,003 [c]	17,001

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
AON	482	20,466
Apache	608	61,870
Apollo Group, Cl. A	252 [a]	14,467
Apple	1,638 [a]	427,715
Applied Materials	2,477	34,133
Arch Capital Group	72 [a]	5,442
Arch Coal	283	7,641
Archer-Daniels-Midland	1,074	30,008
Arrow Electronics	221 [a]	6,741
Assurant	223	8,124
AT & T	10,729	279,598
Autodesk	459 [a]	15,611
Automatic Data Processing	934	40,498
AutoNation	159 [a]	3,212
AutoZone	52 [a]	9,621
AvalonBay Communities	137 [c]	14,253
Avery Dennison	191	7,455
Avnet	304 [a]	9,719
Avon Products	784	25,347
Axis Capital Holdings	257	8,011
Baker Hughes	774	38,523
Ball	180	9,578
Bank of America	18,105	322,812
Baxter International	1,091	51,517
BB & T	1,268	42,148
Beckman Coulter	138	8,611
Becton Dickinson & Co.	445	33,985
Bed Bath & Beyond	483 [a]	22,199
Berkshire Hathaway, Cl. B	1,040 [a]	80,080
Best Buy	636	29,002
Biogen Idec	536 [a]	28,542
BlackRock	49	9,016
BMC Software	334 [a]	13,146
Boeing	1,251	90,610
BorgWarner	234 [a]	10,142
Boston Properties	255 [c]	20,109

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Boston Scientific	2,691 [a]	18,514
Bristol-Myers Squibb	3,108	78,601
Broadcom, Cl. A	799	27,558
Brown-Forman, Cl. B	160	9,309
Bunge	255	13,502
C.H. Robinson Worldwide	329	19,839
C.R. Bard	187	16,181
CA	762	17,381
Cablevision Systems (NY Group), Cl. A	423	11,607
Cabot Oil & Gas	209	7,551
Calpine	686 [a]	9,350
Cameron International	463 [a]	18,270
Campbell Soup	378	13,555
Capital One Financial	858	37,246
Cardinal Health	649	22,514
CareFusion	363 [a]	10,012
Carmax	445 [a]	10,934
Carnival	786	32,776
Caterpillar	1,130	76,942
CBS, Cl. B	1,125	18,236
Celanese, Ser. A	289	9,245
Celgene	856 [a]	53,029
CenterPoint Energy	708	10,167
CenturyTel	583	19,886
Cephalon	140 [a]	8,988
Cerner	119 [a]	10,104
CF Industries Holdings	92	7,698
Charles River Laboratories International	116 [a]	3,884
Charles Schwab	1,859	35,860
Chesapeake Energy	1,132	26,942
Chevron	3,648	297,093
Chubb	651	34,418
Church & Dwight	132	9,141
CIGNA	503	16,126
Cimarex Energy	155	10,552
Cincinnati Financial	311	8,832

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Cintas	277	7,548
Cisco Systems	10,459 [a]	281,556
Citigroup	38,586 [a]	168,621
Citrix Systems	333 [a]	15,651
Cliffs Natural Resources	261	16,320
Clorox	267	17,275
CME Group	112	36,782
Coach	571	23,839
Coca-Cola	3,790	202,576
Coca-Cola Enterprises	520	14,420
Cognizant Technology Solutions, Cl. A	529 [a]	27,074
Colgate-Palmolive	902	75,858
Comcast, Cl. A	3,667	72,387
Comcast, Cl. A (Special)	1,464	27,596
Comerica	306	12,852
Computer Sciences	290 [a]	15,193
ConAgra Foods	866	21,191
ConocoPhillips	2,559	151,467
Consol Energy	346	15,459
Consolidated Edison	493	22,284
Constellation Brands, Cl. A	362 [a]	6,614
Constellation Energy Group	338	11,948
Cooper Industries	304	14,926
Corning	2,901	55,844
Costco Wholesale	811	47,914
Covance	119 [a]	6,800
Coventry Health Care	297 [a]	7,051
Covidien	937	44,967
Cree	170 [a]	12,446
Crown Castle International	570 [a]	21,575
Crown Holdings	306 [a]	7,956
CSX	729	40,860
Cummins	353	25,497
CVS Caremark	2,562	94,615
D.R. Horton	490	7,198
Danaher	506	42,646

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Darden Restaurants	263	11,769
DaVita	177 [a]	11,050
Dean Foods	332 [a]	5,212
Deere & Co.	788	47,138
Dell	3,277 [a]	53,022
Delta Air Lines	279 [a]	3,370
Denbury Resources	471 [a]	9,020
Dentsply International	288	10,552
Devon Energy	787	52,989
DeVry	129	8,048
Diamond Offshore Drilling	124	9,808
DIRECTV, Cl. A	1,695 [a]	61,410
Discover Financial Services	1,067	16,496
Discovery Communications, Cl. A	270 [a]	10,449
Discovery Communications, Cl. C	282 [a]	9,410
DISH Network, Cl. A	419	9,281
Dolby Laboratories, Cl. A	89 [a]	6,116
Dollar Tree	172 [a]	10,444
Dominion Resources	1,109	46,356
Dover	340	17,755
Dow Chemical	2,069	63,787
Dr. Pepper Snapple Group	462	15,121
DST Systems	83	3,523
DTE Energy	299	14,403
Duke Energy	2,415	40,524
Duke Realty	396 [c]	5,358
Dun & Bradstreet	102	7,851
E.I. du Pont de Nemours & Co.	1,636	65,178
Eastman Chemical	146	9,770
Eaton	282	21,759
Eaton Vance	238	8,387
eBay	2,045 [a]	48,691
Ecolab	424	20,708
Edison International	552	18,972
Edwards Lifesciences	107 [a]	11,030
El Paso	1,278	15,464

The Fund 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Electronic Arts	563 [a]	10,905
Eli Lilly & Co.	1,877	65,639
EMC	3,787 [a]	71,991
Emerson Electric	1,362	71,137
Energen	116	5,669
Energizer Holdings	129 [a]	7,882
Entergy	339	27,557
EOG Resources	470	52,696
EQT	254	11,046
Equifax	253	8,501
Equity Residential	504 [c]	22,816
Estee Lauder, Cl. A	228	15,030
Everest Re Group	102	7,818
Exelon	1,230	53,616
Expedia	324	7,650
Expeditors International of Washington	386	15,726
Express Scripts	485 [a]	48,563
Exxon Mobil	8,638	586,088
Family Dollar Stores	252	9,969
Fastenal	272	14,876
Federal Realty Investment Trust	119 [c]	9,209
FedEx	553	49,776
Fidelity National Financial, Cl. A	408	6,193
Fidelity National Information Services	578	15,196
Fifth Third Bancorp	1,393	20,770
First American	139	4,805
First Solar	89 [a]	12,776
FirstEnergy	560	21,207
Fiserv	293 [a]	14,969
FLIR Systems	304 [a]	9,299
Flowserve	97	11,114
Fluor	348	18,388
FMC	130	8,273
FMC Technologies	232 [a]	15,704
Ford Motor	5,310 [a]	69,136
Forest Laboratories	556 [a]	15,157

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Fortune Brands	258	13,524
Foster Wheeler	254 [a]	7,615
FPL Group	727	37,840
Franklin Resources	304	35,155
Freeport-McMoRan Copper & Gold	769	58,083
GameStop, Cl. A	315 [a]	7,658
Gap	887	21,936
Garmin	255	9,532
General Dynamics	609	46,503
General Electric	19,365	365,224
General Mills	607	43,206
Genuine Parts	272	11,642
Genworth Financial, Cl. A	798 [a]	13,183
Genzyme	501 [a]	26,673
Gilead Sciences	1,634 [a]	64,821
Goldman Sachs Group	889	129,083
Goodrich	226	16,765
Goodyear Tire & Rubber	433 [a]	5,815
Google, Cl. A	442 [a]	232,244
H & R Block	635	11,627
H.J. Heinz	566	26,528
Halliburton	1,682	51,553
Hansen Natural	131 [a]	5,774
Harley-Davidson	396	13,397
Harris	226	11,634
Harsco	144	4,458
Hartford Financial Services Group	694	19,828
Hasbro	240	9,206
HCP	563 [c]	18,084
Health Care REIT	231 [c]	10,379
Helmerich & Payne	213	8,652
Henry Schein	182 [a]	11,006
Hershey	270	12,693
Hess	547	34,762
Hewlett-Packard	4,309	223,939
Hologic	515 [a]	9,203

The Fund 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Home Depot	3,092	108,993
Honeywell International	1,333	63,278
Hormel Foods	137	5,584
Hospira	294 [a]	15,814
Host Hotels & Resorts	1,122 [c]	18,244
Hudson City Bancorp	833	11,079
Humana	310 [a]	14,173
IHS, Cl. A	90 [a]	4,560
Illinois Tool Works	791	40,420
Illumina	248 [a]	10,384
Ingersoll-Rand	532	19,673
Integrys Energy	130	6,449
Intel	10,036	229,122
IntercontinentalExchange	123 [a]	14,345
International Business Machines	2,389	308,181
International Flavors & Fragrances	127	6,361
International Game Technology	508	10,709
International Paper	734	19,627
Interpublic Group of Cos.	828 [a]	7,377
Intuit	566 [a]	20,467
Intuitive Surgical	69 [a]	24,879
Invesco	852	19,587
Iron Mountain	370	9,306
ITT	319	17,727
ITT Educational Services	59 [a]	5,967
J.C. Penney	357	10,414
J.M. Smucker	216	13,191
Jacobs Engineering Group	253 [a]	12,200
JB Hunt Transport Services	158	5,824
Jefferies Group	165	4,491
Johnson & Johnson	5,018	322,657
Johnson Controls	1,249	41,954
Joy Global	176	9,999
JPMorgan Chase & Co.	7,174	305,469
Juniper Networks	962 [a]	27,330
KBR	301	6,646

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Kellogg	476	26,151
KeyCorp	1,737	15,668
Kimberly-Clark	773	47,354
Kimco Realty	726 [c]	11,318
Kinder Morgan Management	147 [a]	8,620
KLA-Tencor	349	11,887
Kohl’s	538 [a]	29,585
Kraft Foods, Cl. A	3,162	93,595
Kroger	1,108	24,631
L-3 Communications Holdings	215	20,118
Laboratory Corp. of America Holdings	206 [a]	16,185
Lam Research	255 [a]	10,340
Las Vegas Sands	584 [a]	14,518
Legg Mason	319	10,109
Leggett & Platt	272	6,672
Lender Processing Services	182	6,871
Leucadia National	341 [a]	8,631
Level 3 Communications	2,769 [a]	4,320
Liberty Global, Cl. A	247 [a]	6,770
Liberty Global, Ser. C	203 [a]	5,497
Liberty Media-Interactive, Cl. A	1,084 [a]	16,661
Liberty Property Trust	187 [c]	6,322
Life Technologies	323 [a]	17,671
Limited Brands	555	14,874
Lincoln National	551	16,855
Linear Technology	380	11,423
Lockheed Martin	580	49,236
Loews	615	22,903
Lorillard	287	22,492
Lowe’s	2,673	72,492
LSI	1,233 [a]	7,423
Lubrizol	130	11,744
M & T Bank	135	11,792
Macy’s	814	18,885
Manpower	158	8,864
Marathon Oil	1,318	42,374

The Fund 39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Marriott International, Cl. A	556	20,439
Marsh & McLennan	943	22,839
Marshall & Ilsley	712	6,479
Martin Marietta Materials	71	6,807
Marvell Technology Group	960 [a]	19,824
Masco	726	11,783
MasterCard, Cl. A	184	45,639
Mattel	655	15,098
Maxim Integrated Products	527	10,234
McAfee	269 [a]	9,348
McCormick & Co.	225	8,903
McDermott International	398 [a]	10,909
McDonald’s	1,959	138,286
McGraw-Hill	562	18,951
McKesson	494	32,016
MDU Resources Group	351	7,441
Mead Johnson Nutrition	384	19,818
MeadWestvaco	345	9,374
Medco Health Solutions	884 [a]	52,085
Medtronic	2,010	87,817
MEMC Electronic Materials	445 [a]	5,772
Merck & Co.	5,551	194,507
MetLife	1,482	67,550
Metropcs Communications	331 [a]	2,526
MGM MIRAGE	436 [a]	6,928
Microchip Technology	368	10,749
Micron Technology	1,509 [a]	14,109
Microsoft	14,537	443,960
Millipore	105 [a]	11,146
Mirant	234 [a]	2,728
Mohawk Industries	104 [a]	6,629
Molson Coors Brewing, Cl. B	276	12,243
Monsanto	986	62,177
Moody’s	358	8,850
Morgan Stanley	2,232	67,451
Mosaic	287	14,677

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Motorola	4,265 [a]	30,154
Murphy Oil	334	20,090
Mylan	530 [a]	11,676
Myriad Genetics	189 [a]	4,538
Nabors Industries	516 [a]	11,130
Nasdaq OMX Group	332 [a]	6,972
National Oilwell Varco	778	34,255
National Semiconductor	419	6,193
NetApp	621 [a]	21,530
New York Community Bancorp	658	10,837
Newell Rubbermaid	529	9,030
Newfield Exploration	231 [a]	13,442
Newmont Mining	893	50,079
News, Cl. A	3,391	52,289
News, Cl. B	788	14,019
NII Holdings	289 [a]	12,259
NIKE, Cl. B	691	52,454
NiSource	516	8,411
Noble	512 [a]	20,219
Noble Energy	311	23,760
Nordstrom	305	12,606
Norfolk Southern	684	40,582
Northeast Utilities	332	9,226
Northern Trust	406	22,322
Northrop Grumman	562	38,120
NRG Energy	457 [a]	11,046
NSTAR	202	7,393
Nuance Communications	393 [a]	7,180
Nucor	564	25,560
NVIDIA	1,009 [a]	15,861
NYSE Euronext	515	16,804
O’Reilly Automotive	275 [a]	13,445
Occidental Petroleum	1,473	130,596
Old Republic International	426	6,394
Omnicare	202	5,614
Omnicom Group	557	23,762

The Fund 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
ONEOK	201	9,877
Oracle	7,286	188,270
Owens-Illinois	292 [a]	10,348
Paccar	633	29,447
Pactiv	242 [a]	6,149
Pall	237	9,241
Parker Hannifin	296	20,477
PartnerRe	114	8,844
Patterson	139	4,447
Patterson-UTI Energy	219	3,349
Paychex	636	19,462
Peabody Energy	479	22,379
Pentair	186	6,726
People’s United Financial	715	11,104
Pepco Holdings	419	7,014
PepsiCo	2,957	192,856
Perrigo	134	8,178
PetroHawk Energy	577 [a]	12,457
PetSmart	229	7,573
Pfizer	14,669	245,266
PG & E	665	29,127
Pharmaceutical Product Development	185	5,088
Philip Morris International	3,460	169,817
Pinnacle West Capital	192	7,169
Pioneer Natural Resources	230	14,750
Pitney Bowes	342	8,687
Plains Exploration & Production	227 [a]	6,653
Plum Creek Timber	278 [c]	11,064
PNC Financial Services Group	933	62,707
Polo Ralph Lauren	107	9,619
PPG Industries	304	21,392
PPL	672	16,639
Praxair	572	47,916
Precision Castparts	260	33,368

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Priceline.com	74 [a]	19,392
Pride International	356 [a]	10,797
Principal Financial Group	567	16,568
Procter & Gamble	5,313	330,256
Progress Energy	499	19,920
Progressive	1,145	23,003
ProLogis	906 [c]	11,932
Prudential Financial	859	54,598
Public Service Enterprise Group	908	29,174
Public Storage	232 [c]	22,483
Pulte Group	591 [a]	7,736
QUALCOMM	3,031	117,421
Quanta Services	378 [a]	7,609
Quest Diagnostics	291	16,634
Questar	318	15,248
Qwest Communications International	2,754	14,403
R.R. Donnelley & Sons	415	8,918
Ralcorp Holdings	107 [a]	7,121
Range Resources	286	13,659
Rayonier	146 [c]	7,151
Raytheon	691	40,285
Red Hat	323 [a]	9,648
Regency Centers	138 [c]	5,665
Regions Financial	2,243	19,828
RenaissanceRe Holdings	125	6,994
Republic Services	678	21,038
Reynolds American	322	17,201
Robert Half International	274	7,502
Rockwell Automation	252	15,301
Rockwell Collins	288	18,720
Roper Industries	183	11,167
Ross Stores	216	12,096
Rowan	178 [a]	5,304
Royal Caribbean Cruises	221 [a]	7,921

The Fund 43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Safeway	798	18,833
SAIC	706 [a]	12,291
Salesforce.com	203 [a]	17,377
SanDisk	405 [a]	16,155
Sara Lee	1,207	17,164
SBA Communications, Cl. A	191 [a]	6,756
SCANA	233	9,197
Schlumberger	2,180	155,696
Scripps Networks Interactive, Cl. A	179	8,116
Seagate Technology	914 [a]	16,790
Sealed Air	291	6,257
Sears Holdings	80 [a]	9,676
SEI Investments	221	4,964
Sempra Energy	418	20,557
Sherwin-Williams	188	14,677
Sigma-Aldrich	208	12,334
Simon Property Group	531 [c]	47,270
SLM	821 [a]	10,049
Smith International	468	22,352
Southern	1,485	51,322
Southwest Airlines	263	3,466
Southwestern Energy	619 [a]	24,562
Spectra Energy	1,160	27,074
Sprint Nextel	5,370 [a]	22,823
SPX	89	6,219
St. Jude Medical	599 [a]	24,451
Stanley Black and Decker	269	16,718
Staples	1,342	31,577
Starbucks	1,369	35,567
Starwood Hotels & Resorts Worldwide	322 [c]	17,552
State Street	931	40,499
Stericycle	162 [a]	9,542
Stryker	536	30,788
Sunoco	198	6,490

Common Stocks (continued)	Shares	Value ($)
United States (continued)
SunPower, Cl. A	123 [a]	2,036
SunPower, Cl. B	78 [a]	1,173
SunTrust Banks	895	26,492
SUPERVALU	362	5,394
Symantec	1,511 [a]	25,339
Synopsys	266 [a]	6,041
SYSCO	1,109	34,978
T. Rowe Price Group	479	27,547
Target	1,297	73,760
TD Ameritrade Holding	557 [a]	11,151
Telephone & Data Systems	80	2,773
Teradata	281 [a]	8,169
Texas Instruments	2,265	58,913
Textron	542	12,379
TFS Financial	198	2,800
Thermo Fisher Scientific	759 [a]	41,958
Tiffany & Co.	251	12,168
Time Warner	2,113	69,898
Time Warner Cable	634	35,663
TJX	787	36,470
Toll Brothers	239 [a]	5,394
Torchmark	166	8,888
Total System Services	300	4,803
Transatlantic Holdings	93	4,625
Transocean	598 [a]	43,325
Travelers	987	50,080
Tyco Electronics	807	25,921
Tyco International	882	34,213
Tyson Foods, Cl. A	547	10,716
U.S. Bancorp	3,467	92,812
Ultra Petroleum	276 [a]	13,185
Union Pacific	914	69,153
United Parcel Service, Cl. B	1,282	88,637
United States Steel	255	13,938

The Fund 45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
United Technologies	1,616	121,119
UnitedHealth Group	2,103	63,742
Unum Group	602	14,731
Urban Outfitters	254 [a]	9,528
URS	153 [a]	7,857
Valero Energy	1,039	21,601
Validus Holdings	173	4,424
Varian Medical Systems	215 [a]	12,122
Ventas	285 [c]	13,461
VeriSign	389 [a]	10,608
Verizon Communications	5,158	149,015
Vertex Pharmaceuticals	331 [a]	12,833
VF	157	13,568
Viacom, Cl. B	1,020 [a]	36,037
Virgin Media	563	9,903
Visa, Cl. A	859	77,508
VMware, Cl. A	115 [a]	7,089
Vornado Realty Trust	296 [c]	24,678
Vulcan Materials	250	14,320
W.R. Berkley	289	7,803
W.W. Grainger	111	12,270
Wal-Mart Stores	4,206	225,652
Walgreen	1,788	62,848
Walt Disney	3,316	122,161
Warner Chilcott, Cl. A	230 [a]	6,523
Washington Post, Cl. B	13	6,593
Waste Management	835	28,958

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Waters	161 [a]	11,590
Watson Pharmaceuticals	186 [a]	7,965
Weatherford International	1,332 [a]	24,123
WellPoint	828 [a]	44,546
Wells Fargo & Co.	8,831	292,394
Western Digital	414 [a]	17,011
Western Union	1,286	23,470
Weyerhaeuser	389	19,263
Whirlpool	149	16,222
White Mountains Insurance Group	14	4,810
Whole Foods Market	283 [a]	11,043
Williams	1,045	24,672
Willis Group Holdings	338	11,644
Windstream	881	9,735
Wisconsin Energy	238	12,497
Wynn Resorts	130	11,471
Xcel Energy	840	18,270
Xerox	2,497	27,217
Xilinx	501	12,916
XL Capital, Cl. A	594	10,573
XTO Energy	1,027	48,803
Yahoo!	2,483 [a]	41,044
Yum! Brands	866	36,736
Zimmer Holdings	381 [a]	23,207
		20,301,479
Total Common Stocks
(cost $42,126,022)		36,753,647

The Fund 47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks—.1%	Shares	Value ($)
Germany
Fresenius	132	9,539
Henkel & Co.	327	17,475
Porsche Automobil Holding	161	9,342
RWE	68	5,240
Volkswagen	215	20,702
Total Preferred Stocks
(cost $46,031)		62,298
	Principal
Short-Term Investments—24.7%	Amount ($)	Value ($)
U.S. Government Agencies—16.0%
Federal Home Loan Mortgage Corp.
0.14%, 5/4/10	1,122,000 [d]	1,121,997
Federal Home Loan Mortgage Corp.
0.14%, 5/18/10	1,000,000 [d]	999,958
Federal Home Loan Mortgage Corp.
0.15%, 5/7/10	1,270,000 [d]	1,269,986
Federal Home Loan Mortgage Corp.
0.15%, 5/12/10	3,348,000 [d]	3,347,916
Federal National Mortgage Association
0.12%, 5/10/10	140,000 [d]	139,997
Federal National Mortgage Association
0.13%, 5/17/10	360,000 [d]	359,986
Federal National Mortgage Association
0.15%, 5/19/10	2,500,000 [d]	2,499,890
		9,739,730
U.S. Treasury Bills—8.7%
0.09%, 5/20/10	2,260,000	2,259,887
0.15%, 6/10/10	1,540,000 [e]	1,539,743
0.15%, 7/29/10	1,500,000	1,499,457
		5,299,087
Total Short-Term Investments
(cost $15,038,613)		15,038,817

Other Investment—14.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,821,000)	8,821,000 [f]	8,821,000

Total Investments (cost $66,031,666)	99.7%	60,675,762
Cash and Receivables (Net)	.3%	176,725
Net Assets	100.0%	60,852,487

BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
PPS—Price Protected Shares
REIT—real estate investment trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts
STRIP—Separate Trading of Registered Interest and Principal of Securities
a Non-income producing security.
b Fair valued by management.At the period end, the value of this security amounted to $582 or 0.001% of net assets.
The valuation of this security has been determined in good faith under the direction of the Board of Directors.
c Investment in real estate investment trust.
d On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.
e Held by a broker as collateral for open financial futures positions.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Short-Term/		Health Care	6.0
Money Market Investments	39.2	Energy	5.1
Financial	12.0	Utilities	3.9
Information Technology	7.9	Materials	3.8
Industrial	6.8	Telecommunication Services	2.4
Consumer Discretionary	6.5
Consumer Staples	6.1		99.7

† Based on net assets.
See notes to financial statements.

The Fund 49

STATEMENT OF FINANCIAL FUTURES

April 30, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
Contracts		Contracts ($)	Expiration	(Depreciation)
Financial Futures Long
Amsterdam Exchanges Index	3	274,120	May 2010	(5,118)
Australian 10 Year Bond	29	2,756,417	June 2010	(14,978)
CAC 40 10 Euro	55	2,737,275	May 2010	(164,139)
Canadian 10 Year Bond	24	2,790,384	June 2010	4,680
FTSE 100 Index	51	4,299,310	June 2010	(43,860)
FTSE/MIB Index	4	562,280	June 2010	(28,762)
IBEX 35 Index	10	1,373,657	May 2010	(137,199)
Japanese 10 Year Mini Bond	11	1,633,911	June 2010	741
S & P/Toronto Stock
Exchange 60 Index	13	1,833,361	June 2010	33,221
U.S. Treasury 10 Year Notes	172	20,279,875	June 2010	210,504
Financial Futures Short
DAX	4	(815,139)	June 2010	(4,182)
Euro-Bond	11	(1,826,069)	June 2010	(18,588)
Hang Seng Index	2	(268,959)	May 2010	1,869
Japanese 10 Year Bond	7	(10,400,596)	June 2010	(37,385)
Long Gilt	3	(532,388)	June 2010	(5,740)
S & P 500 Emini	25	(1,479,250)	June 2010	(54,339)
TOPIX	23	(2,404,957)	June 2010	(172,188)
Gross Unrealized Appreciation				251,015
Gross Unrealized Depreciation				(686,478)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		57,210,666	51,854,762
Affiliated issuers		8,821,000	8,821,000
Cash denominated in foreign currencies		257,526	255,758
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			609,801
Dividends and interest receivable			122,318
Receivable for futures variation margin—Note 4			14,882
Receivable for investment securities sold			4,600
Receivable for shares of Common Stock subscribed			3,666
Prepaid expenses			33,611
			61,720,398
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			133,273
Cash overdraft due to Custodian			45,137
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			606,870
Payable for shares of Common Stock redeemed			30,722
Payable for investment securities purchased			154
Accrued expenses			51,755
			867,911
Net Assets ($)			60,852,487
Composition of Net Assets ($):
Paid-in capital			152,203,598
Accumulated Investment (loss)—net			(275,961)
Accumulated net realized gain (loss) on investments			(85,255,953)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions [including
($435,463) net unrealized (depreciation) on financial futures]			(5,819,197)
Net Assets ($)			60,852,487

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	28,088,052	14,617,081	18,147,354
Shares Outstanding	2,654,710	1,396,611	1,709,871
Net Asset Value Per Share ($)	10.58	10.47	10.61

See notes to financial statements.

The Fund 51

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $20,635 foreign taxes withheld at source):
Unaffiliated issuers	463,257
Affiliated issuers	6,159
Interest	4,268
Total Income	473,684
Expenses:
Management fee—Note 3(a)	364,734
Shareholder servicing costs—Note 3(c)	127,005
Distribution fees—Note 3(b)	59,860
Custodian fees—Note 3(c)	48,628
Professional fees	36,235
Registration fees	19,275
Prospectus and shareholders’ reports	13,289
Directors’ fees and expenses—Note 3(d)	3,705
Loan commitment fees—Note 2	1,188
Miscellaneous	35,190
Total Expenses	709,109
Less—reduction in fees due to earnings credits—Note 1(c)	(53)
Net Expenses	709,056
Investment (Loss)—Net	(235,372)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(608,568)
Net realized gain (loss) on options transactions	149,773
Net realized gain (loss) on financial futures	1,023,128
Net realized gain (loss) on forward foreign currency exchange contracts	775,698
Net Realized Gain (Loss)	1,340,031
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	3,729,487
Net unrealized appreciation (depreciation) on financial futures	(558,763)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(197,526)
Net Unrealized Appreciation (Depreciation)	2,973,198
Net Realized and Unrealized Gain (Loss) on Investments	4,313,229
Net Increase in Net Assets Resulting from Operations	4,077,857

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Operations ($):
Investment (loss)—net	(235,372)	(205,829)
Net realized gain (loss) on investments	1,340,031	(18,278,826)
Net unrealized appreciation
(depreciation) on investments	2,973,198	32,102,839
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,077,857	13,618,184
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(2,642,752)
Class C Shares	—	(673,036)
Class I Shares	—	(827,785)
Total Dividends	—	(4,143,573)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,255,893	3,279,282
Class C Shares	171,742	622,890
Class I Shares	4,328,639	2,740,880
Dividends reinvested:
Class A Shares	—	2,345,416
Class C Shares	—	391,057
Class I Shares	—	454,669
Cost of shares redeemed:
Class A Shares	(11,881,299)	(47,500,085)
Class C Shares	(3,997,497)	(12,833,466)
Class I Shares	(4,973,775)	(9,021,965)
Class T Shares	—	(122,959)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(15,096,297)	(59,644,281)
Total Increase (Decrease) in Net Assets	(11,018,440)	(50,169,670)
Net Assets ($):
Beginning of Period	71,870,927	122,040,597
End of Period	60,852,487	71,870,927
Accumulated investment (loss)—net	(275,961)	(40,589)

The Fund 53

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Capital Share Transactions:
Class Ab
Shares sold	120,043	398,236
Shares issued for dividends reinvested	—	284,638
Shares redeemed	(1,139,772)	(5,741,131)
Net Increase (Decrease) in Shares Outstanding	(1,019,729)	(5,058,257)
Class C
Shares sold	16,540	73,472
Shares issued for dividends reinvested	—	47,549
Shares redeemed	(387,060)	(1,543,686)
Net Increase (Decrease) in Shares Outstanding	(370,520)	(1,422,665)
Class I
Shares sold	413,613	334,439
Shares issued for dividends reinvested	—	55,313
Shares redeemed	(475,123)	(1,097,706)
Net Increase (Decrease) in Shares Outstanding	(61,510)	(707,954)
Class Tb
Shares redeemed	—	(15,094)

a	Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b	On the close of business on February 4, 2009, 13,233 Class T shares representing $107,984 were converted to
13,738 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2010		Year Ended October 31,
Class A Shares	(Unaudited)	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value, beginning of period	9.98	8.48	14.25	13.23	12.50
Investment Operations:
Investment income (loss)—net[b]	(.03)	(.01)	.13	.32	.12
Net realized and unrealized
gain (loss) on investments	.63	1.87	(5.47)	.93	.61
Total from Investment Operations	.60	1.86	(5.34)	1.25	.73
Distributions:
Dividends from investment income—net	—	(.36)	(.26)	(.07)	—
Dividends from net realized
gain on investments	—	—	(.17)	(.16)	—
Total Distributions	—	(.36)	(.43)	(.23)	—
Net asset value, end of period	10.58	9.98	8.48	14.25	13.23
Total Return (%)[c]	6.01[d]	22.83	(38.52)	9.53	5.84[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.08[e]	1.98	1.61	1.52	2.67[e]
Ratio of net expenses
to average net assets	2.08[e,f]	1.97	1.61[f]	1.44	1.54[e]
Ratio of net investment income
(loss) to average net assets	(.66)[e]	(.14)	1.09	2.31	2.09[e]
Portfolio Turnover Rate	1.31[d]	14.88	24.53	3.05	—
Net Assets, end of period ($ x 1,000)	28,088	36,670	74,083	298,284	47,215

a	From May 2, 2006 (commencement of operations) to October 31, 2006.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 55

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2010		Year Ended October 31,
Class C Shares	(Unaudited)	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value, beginning of period	9.91	8.37	14.10	13.18	12.50
Investment Operations:
Investment income (loss)—net[b]	(.07)	(.07)	.04	.21	.08
Net realized and unrealized
gain (loss) on investments	.63	1.86	(5.40)	.93	.60
Total from Investment Operations	.56	1.79	(5.36)	1.14	.68
Distributions:
Dividends from investment income—net	—	(.25)	(.20)	(.06)	—
Dividends from net realized
gain on investments	—	—	(.17)	(.16)	—
Total Distributions	—	(.25)	(.37)	(.22)	—
Net asset value, end of period	10.47	9.91	8.37	14.10	13.18
Total Return (%)[c]	5.65[d]	21.94	(38.97)	8.80	5.36[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.83[e]	2.73	2.35	2.28	3.49[e]
Ratio of net expenses
to average net assets	2.83[e,f]	2.72	2.35[f]	2.19	2.29[e]
Ratio of net investment income
(loss) to average net assets	(1.40)[e]	(.89)	.32	1.53	1.33[e]
Portfolio Turnover Rate	1.31[d]	14.88	24.53	3.05	—
Net Assets, end of period ($ x 1,000)	14,617	17,510	26,706	84,660	3,501

a	From May 2, 2006 (commencement of operations) to October 31, 2006.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

Six Months Ended
	April 30, 2010		Year Ended October 31,
Class I Shares	(Unaudited)	2009	2008	2007[a] 2006[b]
Per Share Data ($):
Net asset value, beginning of period	9.99	8.52	14.30	13.24	12.50
Investment Operations:
Investment income (loss)—net[c]	(.01)	.02	.17	.36	.13
Net realized and unrealized
gain (loss) on investments	.63	1.87	(5.48)	.93	.61
Total from Investment Operations	.62	1.89	(5.31)	1.29	.74
Distributions:
Dividends from investment income—net	—	(.42)	(.30)	(.07)	—
Dividends from net realized
gain on investments	—	—	(.17)	(.16)	—
Total Distributions	—	(.42)	(.47)	(.23)	—
Net asset value, end of period	10.61	9.99	8.52	14.30	13.24
Total Return (%)	6.21[d]	23.29	(38.29)	9.86	5.92[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.63[e]	1.60	1.26	1.23	2.51[e]
Ratio of net expenses
to average net assets	1.63[e,f]	1.59	1.26[f]	1.17	1.27[e]
Ratio of net investment income (loss)
to average net assets	(.18)[e]	.23	1.37	2.58	2.31[e]
Portfolio Turnover Rate	1.31[d]	14.88	24.53	3.05	—
Net Assets, end of period ($ x 1,000)	18,147	17,691	21,124	62,712	7,705

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	From May 2, 2006 (commencement of operations) to October 31, 2006.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 57

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Alpha Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers eleven series,including the fund.The fund’s investment objective seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed income securities. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) rec-

ognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For

The Fund 59

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primar-

ily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 61

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

     The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities —
Domestic†	20,301,479		—	20,301,479
Equity Securities —
Foreign†	11,728	16,502,738††	—	16,514,466
U.S. Treasury	—	5,299,087	—	5,299,087
U.S. Government
Agencies/
Mortgage-Backed	—	9,739,730	—	9,739,730
Mutual Funds	8,821,000	—	—	8,821,000
Other Financial
Instruments†††	251,015	609,801	—	860,816
Liabilities ($)
Other Financial
Instruments†††	(686,478)	(606,870)	—	(1,293,348)

†	See Statement of Investments for country and industry classification.
††	To adjust for the market difference between local market close and the calculation of the net asset value, the fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
††† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures sur-

rounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade date and settlement dates and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 63

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $86,083,084 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2009. If not applied, $67,747,556 of the carryover expires in fiscal 2016 and $18,335,528 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2009 was as follows: ordinary income $4,143,573.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

The Fund 65

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended April 30, 2010, the Distributor retained $1,227 from commissions earned on sales of the fund’s Class A shares and $600 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2010, Class C shares were charged $59,860 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, Class A and Class C shares were charged $40,669 and $19,953, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2010, the fund was charged $12,223 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2010, the fund was charged $1,112 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $53.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2010, the fund was charged $48,628 pursuant to the custody agreement.

During the period ended April 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $57,074, Rule 12b-1 distribution plan fees $9,273, shareholder services plan fees $9,121, custodian fees $50,566, chief compliance officer fees $3,199 and transfer agency per account fees $4,040.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward contracts during the period ended April 30, 2010, amounted to $521,358 and $9,903,180, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2009 ($)	Purchases ($)	Sales ($)	4/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred Plus
Money Market
Fund	8,258,000	24,397,000	23,834,000	8,821,000	14.5

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and

The Fund 67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure. The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2010 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	215,925	Interest rate risk[1]	(76,691)
Equity risk[1]	35,090	Equity risk[1]	(609,787)
Foreign Exchange risk[2]	609,801	Foreign exchange risk[3]	(606,870)
Gross fair value of
derivatives contracts	860,816		(1,293,348)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Asset and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2010 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[4]	Options[5]	Contracts[6]	Total
Interest Rate	359,405	149,773	—	509,178
Equity	663,723	—	—	663,723
Foreign exchange	—	—	775,698	775,698
Total	1,023,128	149,773	775,698	1,948,599

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)[7]
		Forward
Underlying risk	Futures	Contracts	Total
Interest rate	(80,810)	—	(80,810)
Equity	(477,953)	—	(477,953)
Foreign exchange	—	(197,526)	(197,526)
Total	(558,763)	(197,526)	(756,289)

Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on financial futures and forward foreign currency exchange contracts.

During the period ended April 30, 2010, the following summarizes the average market value and percentage of average net assets:

	Value ($)	Average Net Assets (%)
Interest rate futures contracts	49,454,942	73.96
Equity futures contracts	20,940,261	31.32
Forward contracts	71,969,056	107.63

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk and equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board ofTrade or exchange upon which they are traded. When the contracts are closed, the fund

The Fund 69

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at April 30, 2010 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. The following summarizes open forward contracts at April 30, 2010:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 6/16/2010	8,565,974	7,616,950	7,881,677	264,727
Australian Dollar,
Expiring 6/16/2010	653,500	597,260	601,295	4,035

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases (continued):
Australian Dollar,
Expiring 6/16/2010	196,050	179,209	180,388	1,179
Australian Dollar,
Expiring 6/16/2010	130,700	119,469	120,259	790
Australian Dollar,
Expiring 6/16/2010	196,050	179,203	180,388	1,185
Australian Dollar,
Expiring 6/16/2010	130,700	119,469	120,259	790
British Pound,
Expiring 6/16/2010	713,185	1,078,863	1,090,988	12,125
British Pound,
Expiring 6/16/2010	125,857	188,298	192,528	4,230
British Pound,
Expiring 6/16/2010	130,000	200,215	198,866	(1,349)
Canadian Dollar,
Expiring 6/16/2010	534,990	523,233	526,683	3,450
Canadian Dollar,
Expiring 6/16/2010	221,000	218,417	217,568	(849)
Canadian Dollar,
Expiring 6/16/2010	331,500	328,000	326,353	(1,647)
Canadian Dollar,
Expiring 6/16/2010	1,105,000	1,093,280	1,087,842	(5,438)
Canadian Dollar,
Expiring 6/16/2010	221,000	218,417	217,568	(849)
Canadian Dollar,
Expiring 6/16/2010	331,500	327,626	326,353	(1,273)
Canadian Dollar,
Expiring 6/16/2010	194,600	193,186	191,578	(1,608)
Canadian Dollar,
Expiring 6/16/2010	486,500	482,643	478,946	(3,697)
Canadian Dollar,
Expiring 6/16/2010	291,900	289,779	287,367	(2,412)
Canadian Dollar,
Expiring 6/16/2010	799,500	797,252	787,086	(10,166)
Canadian Dollar,
Expiring 6/16/2010	799,500	798,199	787,086	(11,113)
Canadian Dollar,
Expiring 6/16/2010	470,092	471,474	462,793	(8,681)
Canadian Dollar,
Expiring 6/16/2010	181,908	182,162	179,084	(3,078)

The Fund 71

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases (continued):
Euro,
Expiring 6/16/2010	476,500	654,640	634,538	(20,102)
Euro,
Expiring 6/16/2010	142,950	196,760	190,361	(6,399)
Euro,
Expiring 6/16/2010	95,300	131,291	126,908	(4,383)
Euro,
Expiring 6/16/2010	142,950	196,935	190,361	(6,574)
Euro,
Expiring 6/16/2010	95,300	131,291	126,908	(4,383)
Euro,
Expiring 6/16/2010	222,000	299,904	295,629	(4,275)
Japanese Yen,
Expiring 6/16/2010	81,889,000	907,178	872,166	(35,012)
Japanese Yen,
Expiring 6/16/2010	469,096,388	5,224,692	4,996,155	(228,537)
Japanese Yen,
Expiring 6/16/2010	299,914,085	3,310,752	3,194,263	(116,489)
Japanese Yen,
Expiring 6/16/2010	26,742,000	295,615	284,818	(10,797)
Japanese Yen,
Expiring 6/16/2010	5,348,400	59,098	56,963	(2,135)
Japanese Yen,
Expiring 6/16/2010	8,022,600	88,652	85,445	(3,207)
Japanese Yen,
Expiring 6/16/2010	8,022,600	88,647	85,445	(3,202)
Japanese Yen,
Expiring 6/16/2010	5,348,400	59,098	56,963	(2,135)
New Zealand Dollar,
Expiring 6/16/2010	3,831,428	2,673,800	2,775,863	102,063
Norwegian Krone,
Expiring 6/16/2010	8,897,050	1,509,745	1,504,713	(5,032)
Swedish Krona,
Expiring 6/16/2010	3,609,500	510,343	498,432	(11,911)
Swedish Krona,
Expiring 6/16/2010	1,082,850	153,114	149,530	(3,584)
Swedish Krona,
Expiring 6/16/2010	721,900	102,053	99,686	(2,367)
Swedish Krona,
Expiring 6/16/2010	1,082,850	153,080	149,530	(3,550)
Swedish Krona,
Expiring 6/16/2010	721,900	102,053	99,686	(2,367)
Swedish Krona,
Expiring 6/16/2010	3,466,000	483,414	478,616	(4,798)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases (continued):
Swedish Krona,
Expiring 6/16/2010	3,466,000	484,459	478,616	(5,843)
Swiss Franc,
Expiring 6/16/2010	490,000	469,197	455,628	(13,569)
Swiss Franc,
Expiring 6/16/2010	294,000	278,025	273,377	(4,648)
Swiss Franc,
Expiring 6/16/2010	196,000	185,350	182,251	(3,099)
Swiss Franc,
Expiring 6/16/2010	1,035,652	968,044	963,005	(5,039)
Swiss Franc,
Expiring 6/16/2010	1,025,348	958,904	953,424	(5,480)
Sales:		Proceeds ($)
Australian Dollar,
Expiring 6/16/2010	1,488,000	1,338,935	1,369,130	(30,195)
British Pound,
Expiring 6/16/2010	647,850	992,681	991,043	1,638
British Pound,
Expiring 6/16/2010	431,900	661,787	660,695	1,092
British Pound,
Expiring 6/16/2010	647,850	992,992	991,043	1,949
British Pound,
Expiring 6/16/2010	2,159,500	3,301,918	3,303,476	(1,558)
British Pound,
Expiring 6/16/2010	431,900	661,787	660,695	1,092
British Pound,
Expiring 6/16/2010	332,200	507,277	508,180	(903)
British Pound,
Expiring 6/16/2010	830,500	1,268,668	1,270,450	(1,782)
British Pound,
Expiring 6/16/2010	498,300	760,915	762,270	(1,355)
British Pound,
Expiring 6/16/2010	527,500	810,383	806,938	3,445
British Pound,
Expiring 6/16/2010	527,500	809,942	806,938	3,004
British Pound,
Expiring 6/16/2010	335,986	516,360	513,971	2,389
British Pound,
Expiring 6/16/2010	130,014	200,277	198,887	1,390
Euro,
Expiring 6/16/2010	2,041,710	2,772,642	2,718,871	53,771
Euro,
Expiring 6/16/2010	2,041,710	2,789,531	2,718,871	70,660

The Fund 73

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales (continued):
Euro,
Expiring 6/16/2010	685,912	918,045	913,404	4,641
Euro,
Expiring 6/16/2010	679,088	909,601	904,317	5,284
Norwegian Krone,
Expiring 6/16/2010	588,450	100,672	99,522	1,150
Norwegian Krone,
Expiring 6/16/2010	588,450	100,690	99,522	1,168
Norwegian Krone,
Expiring 6/16/2010	392,300	67,126	66,347	779
Norwegian Krone,
Expiring 6/16/2010	392,300	67,126	66,347	779
Norwegian Krone,
Expiring 6/16/2010	2,763,500	467,653	467,377	276
Norwegian Krone,
Expiring 6/16/2010	2,763,500	467,966	467,377	589
Swedish Krona,
Expiring 6/16/2010	7,131,214	1,001,800	984,742	17,058
Swiss Franc,
Expiring 6/16/2010	1,306,000	1,217,000	1,214,389	2,611
Swiss Franc,
Expiring 6/16/2010	3,671,352	3,422,310	3,413,820	8,490
Swiss Franc,
Expiring 6/16/2010	826,000	783,756	768,059	15,697
Swiss Franc,
Expiring 6/16/2010	247,800	235,125	230,418	4,707
Swiss Franc,
Expiring 6/16/2010	165,200	156,917	153,612	3,305
Swiss Franc,
Expiring 6/16/2010	247,800	235,376	230,418	4,958
Swiss Franc,
Expiring 6/16/2010	165,200	156,917	153,612	3,305
Gross Unrealized
Appreciation				609,801
Gross Unrealized
Depreciation				(606,870)

At April 30, 2010, accumulated net unrealized depreciation on investments was $5,355,904, consisting of $3,613,595 gross unrealized appreciation and $8,969,499 gross unrealized depreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 75

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 2, 2010, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus, pursuant to which Dreyfus provides the fund with investment management services, and the Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital Management Corporation (the “Sub-Adviser”) (together, the “Agreements”), pursuant to which the Sub-Adviser provides day-to-day management of the fund’s portfolio, for a one-year term ending March 30, 2011. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In approving the continuance of the Agreements, the Board considered all factors that it believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser pursuant to their Agreements. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered the Sub-Adviser’s research and portfolio management capabilities and Dreyfus’ oversight of day-today fund operations, including fund accounting, administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure, as well as Dreyfus’ supervisory activities over the Sub-Adviser. The Board also considered the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ and the Sub-Adviser’s policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail front-end load and no-load global flexible portfolio funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional global flexible portfolio funds (the “Performance Universe”) selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s average annual total return was below the Performance Group and Performance Universe medians for all periods, except the one-year period ended December 31, 2009 when it was above the Performance Universe median.They noted that the Performance Group was small and that the fund’s one-and two-year performance for the periods ended December 31, 2009 was close to the Performance Group medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the

The Fund 77

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

“Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s contractual and actual management fees and expense ratio were higher than the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus, the Sub-Adviser or their affiliates by mutual funds and/or separate accounts with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ or the Sub-Adviser’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management and sub-investment advisory fees.

The Board also considered the fee paid to the Sub-Adviser in relation to the fee paid to Dreyfus and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted that the Sub-Adviser’s fee is paid by Dreyfus and not by the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members also considered potential benefits to Dreyfus or the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, respectively, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. It also was noted that Dreyfus was not realizing a profit on the fund’s operations.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Agreements. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board was generally satisfied with the fund’s relative performance, in light of the considerations described above.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

The Fund 79

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the Agreements was in the best interests of the fund and its shareholders.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)